As filed with the Securities and Exchange Commission on April 23, 2001


                           Registration No. 333-25289

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                      (X)
                           PRE-EFFECTIVE AMENDMENT NO.
                                      -----
                                      ( )

                         POST-EFFECTIVE AMENDMENT NO. 6
                                                          -----

(X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                      (X)


                                Amendment No. 7

(X)
                                            (Check appropriate box or boxes)


                              VARIABLE ANNUITY -1 SERIES ACCOUNT
                                  (Exact Name of Registrant)
                      FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                     (Name of Depositor)
                                   125 Wolf Road, Suite 110
                                    Albany, New York 12205
               (Address of Depositor's Principal Executive Offices) (Zip Code)
                      Depositor's Telephone Number, including Area Code:
                                        (800) 537-2033


                                     William T. McCallum
                            President and Chief Executive Officer
                      First Great-West Life & Annuity Insurance Company
                                    8515 East Orchard Road

                              Greenwood Village, Colorado 80111
                           (Name and Address of Agent for Service)


                                           Copy to:
                                    James F. Jorden, Esq.
                                       Jorden Burt LLP
                      1025 Thomas Jefferson Street, N.W. Suite 400 East
                                 Washington, D.C. 20007-0805


Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):


____ Immediately upon filing pursuant to paragraph (b) of Rule 485. X On May 1, 2001, pursuant to paragraph (b) of Rule 485. ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485. ____ On ____________, pursuant to paragraph
(a)(1) of Rule 485.


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity



      As filed with the Securities and Exchange Commission on April 23 , 2001


                           Registration No. 333-25289

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                                      -----
                       POST-EFFECTIVE AMENDMENT NO. 6 (X)
                                      -----



                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT

                             COMPANY ACT OF 1940 (X)
                               Amendment No. 7 (X)
                                      ----

                                            (Check appropriate box or boxes)


                       VARIABLE ANNUITY -1 SERIES ACCOUNT
                           (Exact Name of Registrant)
                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                            125 Wolf Road, Suite 110
                             Albany, New York 12205
                     (Address of Depositor's Principal Executive Offices) (Zip
                            Code) Depositor's Telephone Number, including Area
                            Code:
                                 (800) 537-2033


                               William T. McCallum
                      President and Chief Executive Officer
                First Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111

                                 (Name and Address of Agent for Service)

                                    Copy to:
                                          James F. Jorden, Esq.
                                 Jorden Burt LLP
                1025 Thomas Jefferson Street, N.W. Suite 400 East
                           Washington, D.C. 20007-0805


Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):


____ Immediately upon filing pursuant to paragraph (b) of Rule 485. X On May 1, 2001, pursuant to paragraph (b) of Rule 485. ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485. ____ On ____________, pursuant to paragraph
(a)(1) of Rule 485.


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity






Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by First Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the offers contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.
                 The date of this Prospectus is April 30, 2001.

                                        1
                                          Schwab Select Annuity(TM)
                          A flexible premium deferred variable and fixed annuity
                                 Distributed by
                           Charles Schwab & Co., Inc.
                                    Issued by
                First Great-West Life & Annuity Insurance Company


--------------------------------------------------------------------------------
Overview
This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract (the "Contract") which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued on a group basis by First Great-West Life & Annuity Insurance Company (we, us, First Great-West or First GWL&A).

How to Invest
The minimum initial investment (a "Contribution") is:
o $5,000
o $2,000 if an IRA
o $1,000 if subsequent Contributions are made via Automatic Contribution Plan The minimum subsequent Contribution is: o $500 per Contribution o $100 per Contribution if made via Automatic Contribution Plan Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios: o Alger American Growth Portfolio o American Century VP International Fund o Baron Capital Asset Fund: Insurance Shares o Berger IPT-Small Company Growth Fund o Deutsche Asset Management VIT EAFE(R) Equity Index Fund o Deutsche Asset Management VIT Small Cap Index Fund o Dreyfus Variable Investment Fund Appreciation Portfolio- Initial Shares o Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares o Federated American Leaders Fund II o Federated Fund for U.S. Government Securities II o Federated Utility Fund II o INVESCO VIF-Equity Income Fund o INVESCO VIF-High Yield Fund o INVESCO VIF-Technology Fund o Janus Aspen Series Growth Portfolio o Janus Aspen Series Worldwide Growth Portfolio o Janus Aspen Series Flexible Income Portfolio o Janus Aspen Series International Growth Portfolio o Montgomery Variable Series: Growth Fund o Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio o Prudential Series Fund Equity Class II Portfolio o SAFECO Resource Series Trust Equity Portfolio o SAFECO Resource Series Trust Growth Opportunities Portfolio o Schwab MarketTrack Growth Portfolio II o Schwab Money Market Portfolio o Schwab S&P 500 Portfolio o Scudder Variable Series I (Formerly the Scudder Variable Life Investment Fund

    Capital Growth Portfolio

o Scudder Variable Series I (Formerly the Scudder Variable Life Investment Fund) Growth and Income Portfolio
o Strong Multi Cap (Formerly the Strong Schafer Value Fund II)
 o You can also allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period.

Sales and Surrender Charges
There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.
                                        2
Free Look Period
After you receive your Contract, you can look it over free of obligation for at least 10 days (up to 35 days for replacement policies), during which you may cancel your Contract. Payout Options The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time.
The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. For account information, please contact:
    Annuity Administration Department
    P.O. Box 173920
    Denver, Colorado 80217-3920
    800-838-0649

This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2001 (as may be amended from time to time), and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. A listing of the contents of the Statement of Additional Information may be found on page 43 of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.


                                        3
--------------------------------------------------------------------------------
Table of Contents
Definitions....................................4
Summary........................................6
  How to contact Schwab........................6
Variable Annuity Fee Table.....................7
Portfolio Annual Expenses......................8
Fee Examples...................................9
Condensed Financial Information...............10
First Great-West Life & Annuity
Insurance Company.............................10
The Series Account............................10
The Portfolios................................10
  Meeting Investment Objectives...............13
  Where to Find More Information
  About the Portfolios........................13
  Addition, Deletion or Substitution..........13
The Guarantee Period Fund.....................14
  Investments of the Guarantee Period Fund....14
  Subsequent Guarantee Periods................15
  Breaking a Guarantee Period.................15
  Interest Rates..............................15
  Market Value Adjustment.....................15
Application and Initial Contributions.........15
Free Look Period..............................16
Subsequent Contributions......................16
Annuity Account Value.........................16
Transfers.....................................17
  Possible Restrictions.......................17
  Automatic Custom Transfers..................17
Cash Withdrawals..............................19
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees......................19
  Tax Consequences of Withdrawals.............19

Telephone and Internet Transactions...........20
Death Benefit.................................20

  Beneficiary.................................20
  Distribution of Death Benefit...............21


Charges and Deductions........................22
  Mortality and Expense Risk Charge...........22
  Contract Maintenance Charge.................22
  Transfer Fees...............................22
  Expenses of the Portfolios..................22
  Premium Tax.................................23
  Other Taxes.................................23
Payout Options................................23
  Periodic Withdrawals........................23
  Annuity Payouts.............................24
Seek Tax Advice...............................25
Federal Tax Matters...........................26
  Taxation of Annuities.......................26
  Individual Retirement Annuities.............28
Assignments or Pledges........................28
Performance Data..............................29
  Money Market Yield..........................29
  Average Annual Total Return.................29
Distribution of the Contracts.................31
Selected Financial Data.......................32
Management's  Discussion  and  Analysis of Financial  Conditions  and Results of
     Operations 32
Voting Rights.................................42
Rights Reserved by First Great-West...........42
Legal Proceedings.............................42
Legal Matters.................................43
Experts.......................................43
Available Information.........................43
Appendix A--Condensed Financial Data...........44
Appendix B--Market Value Adjustments...........47
Appendix C--Net Investment Factor..............49
Financial Statements and Independent
Auditors' Report..............................50


                                        4
--------------------------------------------------------------------------------
Definitions
1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts. Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.
Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.
Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.
Annuity Commencement Date--The date annuity payouts begin.
Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code. Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made. Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract. Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contractual Guarantee of a Minimum Rate of Interest--This is the minimum rate of interest allowed by law and is applicable to the fixed options only. It is subject to change in accordance with changes in applicable law. The minimum interest rate is equal to an annual effective rate in effect at the time the Contribution is made. This rate will be reflected in written confirmation of the Contribution. Currently, under New York law, the minimum rate is 3%. Contributions--The amount of money you invest or deposit into your annuity. Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies. Distribution Period--The period starting with your Payout Commencement Date.
















--------------------------------------------------------------------------------


Effective Date--The date on which the first Contribution is credited to your Annuity Account. Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account. Guarantee Period--The number of years available in the Guarantee Period Fund during which we will credit a stated rate of interest. We may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.

                                        5
Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period. Guarantee Period Maturity Date--The last day of any Guarantee Period.
Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates. Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.
Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.
Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.
Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested. Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution or when annuity payments begin.

Request--Any written, telephoned, fax and/or computerized or Internet instruction in a form satisfactory to First GWL&A and Schwab received at the Annuity Administration Department at First GWL&A (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First GWL&A and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.


Series Account--The segregated asset account established by First GWL&A under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended. Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value--The value of your Annuity Account with any applicable Market Value Adjustment on the Effective Date of the surrender, less Premium Tax, if any. Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer--Moving money from and among the Sub-Account(s) and the Guarantee Period Fund. Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.


                                        6
--------------------------------------------------------------------------------
Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions. The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract. Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified Contracts arises under the Contract.

--------------------------------------------------------------------------------
How to contact Schwab:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schwab Insurance  Center
--------------------------------------------------------------------------------

101 Montgomery Street
San Francisco, CA 94104

--------------------------------------------------------------------------------
Attention: Insurance & Annuities Department
--------------------------------------------------------------------------------
800-838-0649
Your initial Contribution must be at least $5,000; $2,000 if an IRA; $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500; or $100 if made through an Automatic Contribution Plan.
The money you contribute to the Contract will be invested at your direction, except during your "free look period." The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. During this period, amounts specified for allocation to the various Sub-Accounts will be allocated to the Schwab Money Market Sub-Account. Free look allocations are described in more detail on page 16 of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.
When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic payouts. If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page 20.

For accounts under $50,000, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more as of the applicable Contract anniversary date. We also deduct a Mortality and Expense Risk Charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus. You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at First GWL&A. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page 16 of this Prospectus.


This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

7

--------------------------------------------------------------------------------
Variable Annuity Fee Table
The purpose of the tables and the examples that follow is to help you understand the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The tables and examples reflect expenses related to the Sub-Accounts as well as of the Portfolios. In addition to the expenses listed below, Premium Tax, if applicable, may be imposed.
Contract Owner Transaction Expenses1
Sales load                                     None
Surrender fee                                  None
Annual Contract Maintenance Charge2            $25.00
Transfer fee                                   $10.00
(no transfer fee is charged for the first
12 transfers in any calendar year)

Separate Account Annual Expenses1 (as a percentage of average Variable Account Value) Mortality and expense risk charge ______________ 0.85% Administrative expense charge __________________ 0.00% Other fees and expenses of the Variable Account ____ 0.00% Total Separate Account Annual Expenses _________ 0.85%




















------------------------------


1 The Contract Owner Transaction Expenses apply to each Contract, regardless of how the Annuity Account Value is allocated. The Separate Account Annual Expenses do not apply to the Guarantee Period Fund. 2 The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of the applicable contract anniversary date. If your Annuity Account Value falls below $50,000 due to a withdrawal, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000.



                                        8
--------------------------------------------------------------------------------
Portfolio Annual Expenses
Portfolio Annual Expenses

(as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements for the period ended December 31, 2000)
Portfolio                             Management   Other      12b-1      Total        Total      Total

                                      fees         expenses   fees       Portfolio    Fee        Portfolio
                                                                         expenses     Waivers3   expenses
                                                                         before fee              after fee
                                                                         waivers                 waivers

Alger American Growth                 0.75%        0.04%      0.00%      0.79%        0.00%      0.79%
American Century VP International 3   1.23%        0.00%      0.00%      1.23%        0.00%      1.23%
Baron Capital Asset 3                 1.00%        0.41%      0.25%      1.66%        0.16%      1.50%
Berger IPT-Small Company Growth       0.85%        0.13%      0.00%      0.98%        0.00%      0.98%
Deutsche Asset Management VIT EAFE(R) 0.45%        0.47%      0.00%      0.92%        0.27%      0.65%
Equity Index
Deutsche Asset Management VIT Small   0.35%        0.34%      0.00%      0.69%        0.24%      0.45%
Cap Index
Dreyfus Variable Investment Fund      0.75%        0.03%      0.00%      0.78%        0.00%      0.78%
 Appreciation-Initial Shares
Dreyfus Variable Investment Fund      0.75%        0.03%      0.00%      0.78%        0.00%      0.78%
Growth and Income -Initial Shares
Federated American Leaders II 3       0.75%        0.12%      0.00%      0.87%        0.00%      0.87%
Federated U.S. Government             0.60%        0.24%      0.00%      0.84%        0.00%      0.84%
Securities II 3
Federated Utility II 3                0.75%        0.16%      0.00%      0.91%        0.00%      0.91%
INVESCO VIF-High Yield 3              0.60%        0.45%      0.00%      1.05%        0.00%      1.05%
INVESCO VIF-Equity Income 3           0.75%        0.33%      0.00%      1.08%        0.00%      1.08%
INVESCO VIF-Technology 3              0.72%        0.30%      0.00%      1.02%        0.00%      1.02%
Janus Aspen Growth3                   0.65%        0.02%      0.00%      0.67%        0.00%      0.67%
Janus Aspen Worldwide Growth 3        0.65%        0.04%      0.00%      0.69%        0.00%      0.69%
Janus Aspen Flexible Income           0.65%        0.11%      0.00%      0.76%        0.00%      0.76%
Janus Aspen International Growth 3    0.65%        0.06%      0.00%      0.71%        0.00%      0.71%
Montgomery Variable Series: Growth    1.83%        0.58%      0.00%      2.41%        1.15%      1.26%
Morgan Stanley Universal
Institutional Fund U.S. Real Estate   0.80%        0.36%      0.00%      1.16%        0.06%      1.10%
Portfolio 3
Prudential Series Fund Equity Class   0.45%        0.21%      0.25%      0.91%        0.00%      0.91%
II
SAFECO RST Equity                     0.74%        0.04%      0.00%      0.78%        0.00%      0.78%
SAFECO RST Growth Opportunities       0.74%        0.03%      0.00%      0.77%        0.00%      0.77%
Schwab MarketTrack Growth II3         0.55         0.23%      0.00%      0.78%        0.28%      0.50%
Schwab Money Market3                  0.48%        0.04%      0.00%      0.52%        0.02%      0.50%
Schwab S&P 5003                       0.20%        0.10%      0.00%      0.30%        0.02%      0.28%
Scudder Variable Series 1 Capital     0.46%        0.03%      0.00%      0.49%        0.00%      0.49%
Growth (formerly the Scudder
Variable Life Investment Fund
Capital Growth)
Scudder Variable Series 1Growth &     0.48%        0.08%      0.00%      0.56%        0.00%      0.56%
Income(formerly the Scudder
Variable Life Investment Fund
Growth and Income)
Strong Multi Cap Value II (formerly   1.00%        0.41%      0.00%      1.41%        0.21%      1.20%
the Strong Schafer Value II)

3For the American Century VP International Portfolio, there is a stepped fee schedule. As a result the Fund's management fee rate generally decreases as the Fund assets increase. For the Baron Capital Asset Fund, the Fund's advisor is contractually obligated to reduce its fee to the extent required to limit the Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2000 through December 31, 2000, would have been 1.66%. For the Federated American Leaders Fund II, Federated U.S. Government Securities Fund II and the Federated Utility Fund II, the maximum shareholder services fee is 0.25%. The Funds did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The Funds have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2000. For the INVESCO VIF-High Yield, INVESCO VIF-Equity Income and INVESCO VIF-Technology Funds, Other Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. For the INVESCO VIF-Technology Fund, certain expenses were absorbed voluntarily by INVESCO pursuant to an agreement between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the INVESCO VIF-Technology Fund's Other Expenses for the fiscal year ended December 31, 2000 were insignificant. For Janus Aspen Growth, Janus Aspen Worldwide Growth, and Janus Aspen International Growth Portfolios, the data shown is for fiscal year ended December 31, 2000, restated to reflect a reduction in the management fees for these Portfolios. For the Schwab MarketTrack Growth II, Schwab Money Market and Schwab S&P 500 Portfolios, the total Portfolio expenses after fee waivers is guaranteed by Schwab and the investment adviser through April 30, 2002. For the Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio, the management fee has been reduced to reflect a voluntary waiver of the management fee to the extent total operating expenses exceed 1.10%. On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this Portfolio through a tax free transfer.

4 The Portfolio Annual Expenses and these examples are based on data provided by the Portfolios. First Great-West has no reason to doubt the accuracy or completeness of that data, but First Great-West has not verified the Portfolios' figures.
                                        9
--------------------------------------------------------------------------------
Fee Examples4

If you retain, annuitize or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets. These examples assume that no Premium Taxes have been assessed. These examples assume that such fee waivers and reimbursements were in place for the period shown.

PORTFOLIO                                         1 year      3 years       5 years       10 years
Alger American Growth                             $17         $56           $101          $248
American Century VP International                 $22         $70           $127          $307
Baron Capital Asset                               $24         $79           $142          $342
Berger IPT-Small Company Growth                   $19         $62           $112          $274
Deutsche Asset Management VIT EAFE(R)Equity Index  $16         $51           $93           $228
Deutsche Asset Management VIT Small Cap Index     $14         $45           $81           $200
Dreyfus Variable Investment Fund  Appreciation    $17         $56           $100          $246
- Initial Shares
Dreyfus Variable Investment Fund Growth and       $17         $56           $100          $246
Income  - Initial Shares
Federated American Leaders II                     $18         $59           $106          $269
Federated U.S. Government Securities II           $18         $58           $104          $255
Federated Utility II                              $18         $60           $108          $264
INVESCO VIF-High Yield                            $20         $64           $116          $283
INVESCO VIF-Equity Income                         $20         $65           $118          $287
INVESCO VIF-Technology                            $20         $63           $114          $279
Janus Aspen Growth                                $16         $52           $94           $231
Janus Aspen Worldwide Growth                      $16         $53           $95           $234
Janus Aspen Flexible Income                       $17         $55           $99           $244
Janus Aspen International Growth                  $16         $53           $96           $237
Montgomery Variable Series: Growth                $22         $71           $128          $311
Morgan Stanley Universal Institutional Fund       $20         $66           $119          $290
U.S. Real Estate Portfolio
Prudential Series Fund Equity Class II            $18         $60           $108          $264
SAFECO RST Equity                                 $17         $56           $100          $246
SAFECO RST Growth Opportunities                   $17         $55           $100          $245
Schwab MarketTrack Growth II                      $14         $46           $84           $207
Schwab Money Market                               $14         $46           $84           $207
Schwab S&P 500                                    $12         $39           $71           $175
Scudder Variable Series 1                         $14         $46           $83           $206
Capital Growth
Scudder Variable Sereis 1                         $15         $48           $87           $216
Growth and Income
Strong Multi Cap Value II                         $21         $69           $125          $303


These examples, including the assumed rate of return, should not be considered representations of future performance or past or future expenses. Actual expenses paid or performance achieved may be greater or less than those shown.


10

--------------------------------------------------------------------------------
Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account for each calender year since inception. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Series Account's Annual Report dated December 31, 2000 and contained in the Statement of Additional Information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
First Great-West Life & Annuity
Insurance Company
First GWL&A is a stock life insurance company organized under the laws of the state of New York. We are admitted to do business in New York and Iowa.
--------------------------------------------------------------------------------
The Series Account
We established the Variable Annuity-1 Series Account in accordance with New York laws on January 15, 1997. The Series Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act"), as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

The Series Account is divided into 29 Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
--------------------------------------------------------------------------------
The Portfolios
The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request.
Each Portfolio:
o holds its assets separate from the assets of the other Portfolios, o has its own distinct investment objective and policy, and o operates as a separate investment fund
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio. The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
                                       11

The investment objectives of the Portfolios are briefly described below: The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York. Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. American Century Variable Portfolios, Inc.--advised by American Century Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds. American Century VP International Portfolio seeks capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.

Baron Capital Asset Fund--advised by BAMCO, Inc. of New York, New York.
Baron Capital Asset Fund: Insurance Series seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of approximately $100 million to $1.5 billion and medium sized companies with market values of $1.5 billion to $5 billion.
Berger Institutional Products Trust--advised by Berger LLC of Denver, Colorado.

Berger IPT-Small Company Growth Fund seeks capital appreciation by investing primarily in the common stocks of small companies with the potential for rapid revenue and earnings growth. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. The Deutsche Asset Management VIT Funds --advised by Deutsche Asset Management Inc. Deutsche Asset Management VIT EAFE(R) Equity Index Fund seeks to match, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index. The EAFE Index emphasizes stocks of companies in major markets in Europe, Australia, and the Far East and is a widely accepted benchmark of international stock performance.

Deutsche Asset Management VIT Small Cap Index Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance. Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus VIF Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.
Dreyfus Variable Investment Fund Appreciation Portfolio-Initial Shares seeks to provide long-term capital growth consistent with the preservation of capital by investing primarily in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase. Current income is a secondary goal. Fayez Sarofim & Co. is the sub-adviser to this Fund and, as such, provides day-to-day management.
Dreyfus Variable Investment Fund Growth and Income Portfolio-Initial Shares seeks to provide long-term capital growth, current income and growth of income consistent with reasonable investment risk by investing in stocks, bonds and money market instruments of domestic and foreign issuers. Federated Insurance Series--advised by Federated Advisers of Pittsburgh, Pennsylvania. Federated American Leaders Fund II seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective through investment of at least 65% of its total assets (under normal circumstances) in common stocks of "blue chip" companies. Federated Fund for U.S. Government Securities II seeks to provide current income through investment of at least 65% of its total assets in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

Federated Utility Fund II seeks to provide high current income and moderate capital appreciation by investing in a professionally-managed, diversified portfolio of utility company equity and debt securities.

INVESCO Variable Investment Funds, Inc.--advised by INVESCO Funds Group, Denver, Colorado. INVESCO Trust Company is the sub-adviser for the INVESCO VIF-Equity Income Fund.


                                       12

INVESCO VIF-Equity Income Fund is a diversified fund that seeks to provide a high total return through both growth and current income. The Fund normally invests in primarily dividend paying common and preferred stock. Although the Fund focuses on the stocks of larger companies with a strong record of paying dividends it may also invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be easily traded in the U.S.; it may, however, invest in foreign securities in the form of American Depository Receipts. The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund may also invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investments than investment grade securities.
INVESCO VIF-High Yield Fund seeks a high level of current income through investment in debt securities. It invests primarily in lower-rated debt securities, commonly called "junk bonds," and preferred stock, with medium to lower credit ratings. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt securities. The rest of the Fund's assets are invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentatlities, bank CDs, corporate short-term notes and municipal obligations. Normally, at least 65% of the Fund's total assets will be invested in debt securities maturing at least three years after they are issued.
INVESCO VIF-Technology Fund primarily seeks capital appreciation and normally invests in equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technologies, biotechnologies, communications, computers, electronics, internet, IT service and consulting, software, telecommunications equipment and services office and factory automation, networking, robotics and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund's investments are diversified across the technology sector. However, because the investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly. Janus Aspen Series--advised by Janus Capital Corporation of Denver, Colorado.


Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential.

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. Janus Aspen Flexible Income Portfolio seeks to obtain maximum total return consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. The Portfolio will invest at least 80% of its assets in income-producing securities and may own an unlimited amount of high-yield/high-risk fixed income securities and these securities may be a big part of the Portfolio. Janus Aspen International Growth Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the U.S.


Montgomery Variable Series--advised by Montgomery Asset Management, LLC of San Francisco, California.


Montgomery Variable Series: Growth Fund seeks long-term capital appreciation by investing in U.S. growth companies. The Fund may invest in the stocks of U.S. companies of any size, but invests at least 65% of its total assets in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion. The Fund's strategy is to identify well-managed U.S. companies that are expected to increase their sales and corporate earnings on a sustained basis. Morgan Stanley Universal Institutional Funds Inc.--advised by Morgan Stanley Asset Management of New York, NY. Morgan Stanley Universal Instituional Fund U.S.Real Estate Portfolio seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including Real Estate Investment Trusts ("REITS"). On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this Portfolio through a tax free transfer. As a result, the Sub-Account under the contract that previously invested in the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio began investing in this Portfolio as of that date. Prudential Series Fund--advised by the Prudential Funds Management LLC of Newark, New Jersey.


Prudential Series Fund Equity Class II Portfolio seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indexes. Current income, if any, is incidental. SAFECO Resource Series Trust--advised by SAFECO Asset Management Company of Seattle, Washington.


SAFECO RST Equity Portfolio has as its investment objective to seek long-term capital growth and reasonable current income. The Portfolio typically investes in common stocks of large established companies that are proven performers. SAFECO RST Growth Opportunities Portfolio has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Portfolio invests most of its assets in common stocks selected primarily for potential growth at a reasonable price.


13

Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.
Schwab Money Market Portfolio seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insurance nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab  S&P 500  Portfolio  seeks to track the price  and  dividend  performance
(total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks. Scudder Variable Life Investment Fund--advised by Zurich Scudder Investments, Inc. of New York, New York.

Scudder Variable Series 1 Capital Growth Portfolio (Formerly the Scudder Variable Life Investment Fund Capital Growth Portfolio) seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests principally in common stocks and preferred stocks in all sectors of the market, including companies that generate or apply new technologies, companies that own or develop natural resources, companies that may benefit from changing consumer demands and lifestyles and foreign companies. Scudder Variable Series 1 Growth and Income Portfolio (Formerly the Scudder Variable Life Investment Fund Growth and Income Portfolio)seeks long-term growth of capital, current income and growth of income. The Portfolio pursues its goal by investing primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. The Portfolio may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Strong Multi Cap Value Fund II--advised by Strong Schafer Capital Management, L.L.C. of Princeton, New Jersey

The Strong Multi Cap Value Fund II (Formerly the Strong Schafer Value Fund II) seeks long-term capital appreciation. Current income is a secondary objective. The Fund invests primarily in common stocks of medium- and large-size companies.



Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Schwab Insurance Center. The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts. Addition, Deletion or Substitution First GWL&A does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes. First GWL&A and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.
If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination. Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.
If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you re-allocate the amounts invested in the eliminated Sub-Account.
--------------------------------------------------------------------------------

14

--------------------------------------------------------------------------------
The Guarantee Period Fund
The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund will be deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values. Because your Contributions do not receive a unit ownership of assets accounted for in the separate account, the assets accrue solely to the benefit of First GWL&A and any gain or loss in the separate account is borne entirely by First GWL&A. You will receive the Contract guarantees made by First GWL&A for amounts you contribute to the Guarantee Period Fund.
When you contribute or Transfer amounts to the Guarantee Period Fund, you select a new Guarantee Period from those available. All Guarantee Periods will have a term of at least one year. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date we receive them. Each Guarantee Period will have its own stated rate of interest and maturity date determined by the date the Guarantee Period is established and the term you choose.
Currently, Guarantee Periods with annual terms of 1 to 10 years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may change in the future, but this will not have an impact on any Guarantee Period already in effect.
The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page 15). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page 15.

Investments of the Guarantee Period Fund
We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

o    Securities   issued   by  the   U.S.   Government   or  its   agencies   or
     instrumentalities,  which  may  or  may  not  be  guaranteed  by  the  U.S.
     Government.
o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.
o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.
o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.
In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.
The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by New York and other state insurance laws. And, the stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

15

Subsequent Guarantee Periods
Before annuity payouts begin, you may reinvest the value of amounts in a maturing Guarantee Period in a new Guarantee Period of any length we offer at that time. On the quarterly statement you receive prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. The Guarantee Period available for new Contributions may be changed at any time, including between the date we notify you of a maturing Guarantee Period and the date a new Guarantee Period begins. If you do not tell us where you would like the amounts in a maturing Guarantee Period allocated by the maturity date, we will automatically allocate the amount to a Guarantee Period of the same length as the maturing period. If the term previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period term. If none of the above are available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Sub-Account. No Guarantee Period may mature later than six months after your Payout Commencement Date. For example, if a 3-year Guarantee Period matures and the Payout Commencement Date begins 1 3/4 years from the Guarantee Period maturity date, the matured value will be transferred to a 2-year Guarantee Period. Breaking a Guarantee Period If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period maturity date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first. If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.
Interest Rates
The declared annual rates of interest are guaranteed throughout the Guarantee Period. For Guarantee Periods not yet in effect, First GWL&A may declare interest rates different than those currently in effect. When a subsequent Guarantee Period begins, the rate applied will be equal to or more than the rate currently in effect for new Contracts with the same Guarantee Period. The stated rate of interest must be at least equal to the Contractual Guarantee of a Minimum Rate of Interest, but First GWL&A may declare higher rates. The Contractual Guarantee of a Minimum Rate of Interest is based on the applicable state standard non-forfeiture law which is 3%.


The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which First GWL&A may acquire using funds deposited into the Guarantee Period Fund. In addition, First Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.
Market Value Adjustment

Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before the Guarantee Period Fund's maturity date, you:

o surrender your investment in the Guarantee Period Fund, o transfer money from the Guarantee Period Fund, o partially withdraw money from the Guarantee Period Fund,

o apply amounts from the fund to purchase an annuity to receive payouts from your account, or o take a periodic withdrawal. The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period maturity date in each of the following situations: o Transfer to a Sub-Account offered under this Contract.
o Surrenders, partial withdrawals, annuitization or periodic withdrawals. o A single sum payout upon death of the Owner or Annuitant. A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.
--------------------------------------------------------------------------------
Application and Initial Contributions
The first step to purchasing The Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000; $2,000 if an IRA; or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to First GWL&A) or transferred from a Schwab brokerage account.
If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at First GWL&A. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

16

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
--------------------------------------------------------------------------------
Free Look Period
During the free look period (ten days or longer where required by law), you may cancel your Contract. During the free look period, all Contributions will be processed as follows: o Amounts you specify to be allocated to one or more of the available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.
o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.
During the free look period, you may change the Sub-Accounts in which you'd like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired. Contracts returned during the free look period will be void from the date we issued the Contract and the greater of the following will be refunded: o Contributions less withdrawals and distributions, or o The Annuity Account Value.
If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at First GWL&A.
--------------------------------------------------------------------------------
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval.
Subsequent Contributions can be made by check or via an Automatic Contribution plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to First GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance. First GWL&A reserves the right to modify the limitations set forth in this section.
--------------------------------------------------------------------------------
Annuity Account Value
Before the date annuity payouts begin, your Annuity Account Value is the sum of your Variable and Fixed Accounts established under your Contract. Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00. Each Sub-Account's value prior to the Payout Commencement Date is equal to: o net Contributions allocated to the corresponding Sub-Account, o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o minus the daily mortality and expense risk charge,

o minus reductions for the Contract Maintenance Charge deducted on the contract anniversary, o minus any applicable Transfer fees, and o minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Variable Account Values to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.

17

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").
--------------------------------------------------------------------------------
Transfers

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts and the available Guarantee Periods by telephone, by sending a Request to the Annuity Administration Department at First GWL&A or by calling our touch-tone account and trading service.

Your Request must specify:
o the amounts being Transferred,
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and o the Sub-Account(s) and/or Guarantee Period(s) that will receive the Transfer. Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and the Guarantee Period Fund during any calendar year. However, we reserve the right to limit the number of Transfers you make.
There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twelve free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.
A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern time. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.
When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period maturity date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 15. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time. For example, Transfer restrictions may be necessary to protect you from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you. As a result, we reserve the right to require that all Transfer requests be made by you and not by your designee and to require that each Transfer request be made by a separate communication to us. We also reserve the right to require that each Transfer request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.
Automatic Custom Transfers
Dollar Cost Averaging

You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

18

--------------------------------------------------------------------------------
How dollar cost averaging works:
 -------- --------- -------- --------
 -------  ContributiUnits    Price
 Month              Purchasedper
                             unit
 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.     $250      10       $25.00
 -------- --------- -------- --------
 -------- --------- -------- --------
           250      12        20.83
 Feb.
 -------- --------- -------- --------
 -------- --------- -------- --------
           250      20        12.50
 Mar.
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.      250      20        12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May       250      15        16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June      250      12        20.83
 -------- --------- -------- --------
 Average market value per unit
 $18.06
 Investor's average cost per unit
 $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
--------------------------------------------------------------------------------


If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the annuity. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.
Dollar cost averaging Transfers must meet the following conditions: o The minimum amount that can be Transferred out of the selected Sub-Account is $100.
o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.
You may not participate in dollar cost averaging and rebalancer at the same time. First GWL&A reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer
Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.
--------------------------------------------------------------------------------
How rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity by allocating 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:
[GRAPHIC OMITTED][GRAPHIC OMITTED]
Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:
[GRAPHIC OMITTED][GRAPHIC OMITTED]
Rebalancer automatically reallocate your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be re-allocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
--------------------------------------------------------------------------------
You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request. One-time rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year. If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.

19

On the Transaction Date for the specified request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract. Rebalancer Transfers must meet the following conditions: o Your entire Variable Account Value must be included.
o You must specify the percentage of your Variable Account Value you'd like allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the rebalancer option at any time.
o You may not participate in dollar cost averaging and rebalancer at the same time. First GWL&A reserves the right to modify, suspend, or terminate the rebalancer option at any time.
--------------------------------------------------------------------------------
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a written withdrawal request to the Annuity Administration Department at First GWL&A. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.
If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page 15. Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.
The following terms apply to withdrawals:
o Partial withdrawals or surrenders are not permitted after the date annuity payouts begin. o A partial withdrawal or a surrender will be effective upon the Transaction Date. o A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market
    Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no withdrawal or partial withdrawal will be processed. After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.
Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees. Tax Consequences of Withdrawals Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.
In addition, the Internal Revenue Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 26. If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

                                       20
--------------------------------------------------------------------------------

Telephone and Internet Transactions
You may make Transfer requests by telephone, fax and/or Internet. Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Those completed after 4:00 p.m. Eastern time will be made on the next business day we and the NYSE are open for business, at that day's unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as: o requiring some form of personal identification prior to acting on instructions, o providing written confirmation of the transaction and/or o tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone, fax or Internet.

--------------------------------------------------------------------------------
Death Benefit
Before the date when annuity payouts begin, the Death Benefit, if any, will be equal to the greater of: o the Annuity Account Value with an MVA, if applicable, as of the date the request for payout is received, less any Premium Tax, or
o the sum of Contributions, less partial withdrawals and/or periodic withdrawals, less any Premium Tax. The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.
The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows: Variable Account Value o payout in a single sum, or o payout under any of the variable annuity options provided under this Contract. Fixed Account Value o payout in a single sum that may be subject to a Market Value Adjustment, or o payout under any of the annuity options provided under this Contract that may be subject to a Market
    Value Adjustment
Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment. In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations. Beneficiary You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.
A change of Beneficiary will take effect as of the date the request is processed by the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner. If the Owner dies before the request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.
The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

21

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that: o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and o such distributions begin not later than one year after the Owner's date of death. If an election is not received by First GWL&A from a non-spouse Beneficiary and substantially equal installments begin no later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death. Distribution of Death Benefit Death of Annuitant Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.
--------------------------------------------------------------------------------
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.
--------------------------------------------------------------------------------

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant. If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.
Death of Owner Who Is Not the Annuitant
If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Death Benefit will be paid to the Joint Owner or the Joint Owner may elect to take the Death Benefit or to continue the Contract in force. If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant. In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force. Death of Owner Who Is the Annuitant If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

22

--------------------------------------------------------------------------------
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract. As more fully described below, charges under the Contract are assessed only as deductions for: o Premium Tax, if applicable, o Certain Transfers, o a Contract Maintenance Charge, and o charges against your Variable Account Value for our assumption of mortality and expense risks. Mortality and Expense Risk Charge We deduct a Mortality and Expense Risk Charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option. Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date. The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated. If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge


We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the annuity, this charge will stop unless you choose the periodic withdrawal option. The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.
The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000, on the anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until an anniversary date, on which,such time as your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge.

Transfer Fees
There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fee. Expenses of the Portfolios The value of the assets in the Sub-Accounts reflect the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions is included in this Prospectus under the Variable Annuity Fee Table and Portfolio Annual Expenses on pages 7 and 8.

23

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, the Premium Tax rate in New York for annuities is 0%. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
--------------------------------------------------------------------------------
Payout Options
During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or in a single, lump-sum payment. You may change the Payout Commencement Date within 60 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.
If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2. Periodic Withdrawals You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.
In requesting periodic withdrawals, you must elect: o The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals o A minimum withdrawal amount of at least $100 o The calendar day of the month on which withdrawals will be made
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year

Your withdrawals may be prorated across the Guarantee Period Fund (if applicable) and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.
While periodic withdrawals are being received:
o You may continue to exercise all contractual rights, except that no Contributions may be made. o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee
    Periods six or more months prior to its Guarantee Period maturity date. o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began. o Charges and fees under the Contract continue to apply.
o Maturing Guarantee Periods renew into the shortest Guarantee Period then available. Periodic withdrawals will cease on the earlier of the date: o The amount elected to be paid under the option selected has been reduced to zero. o The Annuity Account Value is zero.
o You request that withdrawals stop. o You purchase an annuity option. o The Owner or the Annuitant dies.

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.
Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9). Any other form of periodic withdrawal acceptable to us which is for a period of at least 36 months.


24


If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2 . IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on page 19. Annuity Payouts You can choose the date you'd like annuity payouts to start either when you purchase the Contract or at a later date. The date you choose must be at least one year after your initial Contribution. If you do not select a payout start date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date you selected. If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.
--------------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options: Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.
Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.
--------------------------------------------------------------------------------


The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value. Amount of First Variable Payout The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return ("AIR") of 5%. For annuity options involving life income, the actual age and the year in which annuitization commences and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age or gender of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age or gender. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Contractual Guarantee of a Minimum Rate of Interest. Variable Annuity Units The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the 5th valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

25

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the 5th valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity
Commencement Date
Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
--------------------------------------------------------------------------------
If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options: Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months. Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months. Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.
Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due. Any other form of a fixed annuity acceptable to us.
--------------------------------------------------------------------------------

Other restrictions
Once payouts start under the annuity payout option you select: o no changes can be made in the payout option, o no additional Contributions will be accepted under the Contract and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed. A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

Annuity IRAs
The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law. Under the Code, a Contract purchased and used in connection with an Individual Retirement Account or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.
--------------------------------------------------------------------------------
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

26

--------------------------------------------------------------------------------
Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws. The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased as an indivdual retirement annuity ("Annuity IRA"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned. Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should

--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------
seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities


Section 72 of the Code governs the taxation of the Contracts. You, as a "natural person, will not generally be taxed on increases, if any, to your Annuity Account Value until a distribution of all or part of the Annuity Account Value occurs (for example, a withdrawal or annuity payout under an annuity payout option ). However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value of a Non-Qualified Contract will be treated as a withdrawal of such portion. An Annuity IRA may not be assigned as collateral. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income. As a general rule, if the Non-Qualified Contract is owned by an entity that is not a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. Such an Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The general rule does not apply, however, where the non-natural person is only the nominal Owner of a Contract and a Beneficial Owner is a natural person. The rule also does not apply where: o The annuity Contract is acquired by the estate of a decedent. o The Contract is an Annuity IRA. o The Contract is a qualified funding asset for a structured settlement. o The Contract is purchased on behalf of an employee upon termination of a qualified plan. The following discussion generally applies to a Contract owned by a natural person. Withdrawals In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income and taxed at ordinary income tax rates to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any annuity payout is taxed at ordinary income tax rates. In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

27

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds an allocable portion of the investment in the Contract will be taxed. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable. Penalty Tax For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o Made on or after the date on which the Owner reaches age 59 1/2. o Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, please consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules: o If the Owner dies before the date annuity payouts start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.
o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an Annuity IRA must be made pursuant to the rules in Section 401(a)(9) of the Code. Diversification of Investments For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the Contributions to the Contract. Although the Company may not control the investments of the Sub-Accounts or the Portfolios, it expects that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In three Revenue Rulings issued between 1977 and 1982, the IRS held that where a non-qualified variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxable on the income and gains produced by those investments. The Company does not believe that an Owner of a Non-Qualified Contract will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings are unclear, we reserve the right to modify the Non-Qualified Contract as may be required to maintain favorable tax treatment. Transfers, Assignments or Exchanges A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by First GWL&A (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

                                       28
Withholding

Non-Qualified Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.
Section 1035 Exchanges Internal Revenue Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one insurance contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules. Individual Retirement Annuities The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Internal Revenue Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract. If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Internal Revenue Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs. When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.


We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution. If a Contract is issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.
--------------------------------------------------------------------------------
Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an IRA, you may not assign the Contract as collateral.
If a non-IRA Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum. A copy of any assignment must be submitted to Annuity Administration Department at First GWL&A. All assignments are subject to any action taken or payout made by First GWL&A before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment. If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.


                                       29

                                       31
--------------------------------------------------------------------------------
Performance Data
From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance. Money Market Yield The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.
The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return


The table on the following page illustrates standardized and non-standardized average annual total return for one-, three-, five- and ten-year periods (or since inception, if less than 10 years) ended December 31, 2000. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.
o Both the standardized and non-standardized data reflect the same calculation method which reflects the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Sub-Account and the non-standardized data is calculated for periods preceding the inception date of the Sub-Account. For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.


                                       30
Performance Data
                                          Standardized Performance Data   Non-Standardized Performance Data
Sub-Account                               1 year   Since       Inception  1 Year 3 years   5 years   10 years  Since       Inception
                                                   Inception   Date of                                        Inception      Date of
                                                   of          Sub-Account                                of Underlying   Underlying
                                                   Sub-Account                                              Portfolio      Portfolio
                                                                                                           (if less than
                                                                                                             10 years)

Alger American Growth                     -15.50%  18.59%      5/1/97     -15.50%   18.03%     18.16%    19.42%    N/A     1/9/89
American Century VP International         -17.53%  14.46%      5/1/97     -17.53    16.46%     16.00%    N/A       12.61%  5/1/94
Baron Capital Asset: Insurance Shares     -3.48%   6.09%       5/3/99     -3.48%    N/A        N/A       N/A       27.17%  10/1/98
Berger IPT-Small Company Growth           -7.34%   25.20%      5/1//97    -7.34%    21.11%     N/A       N/A       17.38%  5/1/96
Deutsche Asset Management VIT EAFE(R)     -17.36   -0.51%      5/3/99     -17.36%   8.00       N/A       N/A       4.86%   8/22/97
Equity Index
Deutsche Asset Management VIT Small Cap   -4.69%   6.46%       5/3/99     -4.69%    3.26%      N/A       N/A       4.35%   8/22/97
Index
Dreyfus Variable Investment Fund          -1.49%   0.53%       5/3/99     -1.49%    12.01%     17.30%    N/A       16.15%  4/5/93
Appreciation
Dreyfus Variable Investment Fund Growth   -4.59%   1.29%       5/3/99     -4.59%    7.02%      11.08%    N/A       15.85%  5/2/94
and Income
Federated American Leaders II             1.52%    10.84%      5/1/97     1.52%     7.78%      14.58%    N/A       14.69%  2/1/94
Federated U.S. Government Securities II   10.04%   5.81%       5/1/97     10.04%    5.00%      5.04%     N/A       5.17%   3/28/94
Federated Utility II                      -9.71%   5.98%       5/1/97     -9.71%    0.94%      7.39%     N/A       7.89%   2/10/94
INVESCO VIF-High Yield                    -12.43%  13.25%      5/1/97     -12.43%   -1.65%     5.05%     N/A       6.56%   5/27/94
INVESCO VIF-Equity Income                 3.99%    1.56%       5/1/97     3.99%     10.63%     15.84%    N/A       16.79%  8/10/94
INVESCO VIF-Technology                    N/A      -44.04%     3/1/00     -24.06%   34.46%     N/A       N/A       32.57%  5/21/97
Janus Aspen Growth                        -15.28%  17.78%      5/1/97     -15.28%   17.62%     18.33%    N/A       17.02%  9/13/93
Janus Aspen Worldwide Growth              -16.39%  18.57%      5/1/97     -16.39    20.34%     21.97%    N/A       21.22%  9/13/93
Janus Aspen Flexible Income               5.36%    2.89%       5/3/99     5.36%     4.71%      6.61%     N/A       7.27%   9/13/93
Janus Aspen International Growth          -16.67%  23.42%      5/3/99     -16.67%   20.52%     22.40%    N/A       19.29%  5/2/94
Montgomery Variable Series: Growth        -9.83%   7.16%       5/1/97     -9.83     3.29%      N/A       N/A       12.43%  2/9/96
Morgan Stanley Universal Institutional    29.17%   5.76%       9/15/97    29.17%    4.22%      N/A       N/A       7.80%   3/3/97
Fund U.S.  Real Estate Portfolio*
Prudential Series Fund Equity Class II    1.98%    0.29%       5/4/99     1.98%     N/A        N/A       N/A       0.29%   5/4/99
SAFECO RST Equity                         -11.54%  8.02%       5/1/97     -11.54%   5.88%      12.70%    15.65%    N/A     4/3/87
SAFECO RST Growth Opportunities           -6.97%   3.80%       5/3/99     -6.97%    -0.55%     13.04%    N/A       18.31%  1/7/93
Schwab MarketTrack Growth  II             -5.62%   10.26%      5/1/97     -5.62%    7.86%      N/A       N/A       12.02%  11/1/96
Schwab Money Market                       5.05%    4.26%       5/1/97     5.05%     4.36%      4.26%     N/A       3.04%   5/3/94
Schwab S&P 500                            -10.11%  13.22%      5/1/97     -10.11%   10.88%     N/A       N/A       16.40%  11/1/96
Scudder Variable Capital Growth           -10.66%  7.57%       5/1/99     -10.66%   13.53%     18.60%    16.72%    N/A     7/16/85
Scudder Variable Growth and Income        -2.93%   -5.58%      5/1/99     -2.93%    2.68%      11.15%    N/A       13.39%  5/2/94
Strong Multi Cap Value II                 6.92%    -4.64%      5/1/99     6.92%     1.41%      N/A       N/A       1.04%   10/10/97

* On September 22, 2000, the net assets of the Van Kampen Life Investment  Trust
Morgan Stanley Real Estate Securities Portfolio (Van Kampen Portfolio) were merged into the Morgan Stanley Universal Institutional Fund U.S. Real Estate
Portfolio (Morgan Stanley Portfolio). The Van Kampen Portfolio was terminated following the merger. The Sub-Account that had invested in the Van Kampen
Portfolio  until  that time began  investing  investing  in the  Morgan  Stanley
Portfolio. As a result, both the standardized and non-standardized performance shown above reflects only the performance of the Morgan Stanley Portfolio and not that of the Van Kampen Portfolio.


                                       31
Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.
Reports and promotional literature may also contain other information including:

o    the ranking of or asset  allocation/investment  strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.
o
We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts. We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.
For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.
--------------------------------------------------------------------------------
Distribution of the Contracts

Charles Schwab & Co., Inc. (Schwab) is the principal underwriter and distributor of the Contracts. Schwab is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 101 Montgomery Street, San Francisco, California 94104, telephone 800-838-0649.

Certain administrative services are provided by Schwab to assist First GWL&A in processing the Contracts. These services are described in written agreements between Schwab and First GWL&A. First GWL&A has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws. 32



Selected Financial Data

The following is a summary of certain financial data of First GWL&A ("the Company"). This summary has been derived in part from, and should be read in conjunction with, the consolidated financial statements of the Company included herein (Financial Statements and Supplementary Data).



                                                                                        For the
                                                                                      Period from
                                                                                     April 4, 1997
                                                                                      (inception)
                                                                                        through
       (Dollars in Thousands)                 For the years ended December 31,        December 31,

                                           ---------------------------------------

                                              2000          1999          1998            1998

                                           -----------    ----------    ---------- - ---------------

       INCOME STATEMENT DATA
       Premium income                   $     13,565   $      9,144  $        (65) $       21
       Fee income                              6,577            692           143
       Net investment income                  10,333          6,278         3,367         243
       Realized investment
         gains (losses)                           67             (6)           74

                                           -----------    ----------    ---------- - ---------------
                                           -----------    ----------    ---------- - ---------------

       Total Revenues                         30,542         16,108         3,519         264

                                           -----------    ----------    ---------- - ---------------
                                           -----------    ----------    ---------- - ---------------


       Total benefits and expenses            27,152         14,444         2,124         213
       Income tax expense                      1,346            641           603          18

                                           -----------    ----------    ---------- - ---------------

       Net Income                       $      2,044   $      1,023  $        792  $       33

                                           ===========    ==========    ========== = ===============


         Deposits for investment-
           type contracts               $     37,344   $     20,000  $     62,528  $
         Deposits to separate
           accounts                           14,438          9,389        12,776
         Self-funded premium
           equivalents                        16,225

       BALANCE SHEET DATA
          Investment assets             $    166,538   $    112,799  $     80,353  $    5,381
          Separate account assets             47,359         39,881        23,836       9,045
          Total assets                       247,806        171,710       107,095      16,154
          Total policyholder                 141,770         98,421        64,445          84
       liabilities
          Total stockholder's equity          36,074         30,614        16,642       6,538





Management's Discussion and Analysis of Financial Condition and Results of Operations

First Great-West Life & Annuity Insurance Company (the "Company") is a stock life insurance company organized under the laws of the State of New York in 1996.

The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a


Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco Inc. ("Great-West Lifeco"), a Canadian holding company. Great-West Lifeco is a subsidiary of Power Financial Corporation ("Power Financial"), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada ("Power Corporation"), a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation.

Shares of Great-West Lifeco, Power Financial and Power Corporation are traded publicly in Canada.

The Company is authorized to engage in the sale of life insurance, annuities, and accident and health insurance. The Company became licensed to do business in New York and Iowa in 1997.

The Company operates in the following two business segments:

        Employee Benefits - life, health, and 401(k) products for group clients

        Financial Services - savings products for both public and non-profit employers and individuals and life insurance products for individuals and businesses

 The following discussion contains forward-looking statements. Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results or other developments. In particular, statements using verbs such as "expect," "anticipate," "believe" or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future or projected levels of sales of the Company's products, investment spreads or yields, or the earnings or profitability of the Company's activities. Forward-looking statements are necessarily based upon estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which, with respect to future business decisions, are subject to change. These uncertainties and contingencies can affect actual results and could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company. Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable events or developments, some of which may be national in scope, such as general economic conditions and interest rates, some of which may be related to the insurance industry generally, such as pricing competition, regulatory developments and industry consolidation, and others of which may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio, and other factors. Readers are also directed to consider other risks and uncertainties discussed in documents filed by the Company with the Securities and Exchange Commission.

Management's discussion and analysis of financial condition and results of operations of the Company for the years ended 2000 and 1999 follows.



                          COMPANY RESULTS OF OPERATIONS

                              Consolidated Results

  The Company's consolidated net income increased $1.0 million in 2000 when compared to 1999, reflecting growth in the Employee Benefits and Financial Services segments during 2000. The Employee Benefits segment contributed $921 thousand to the improved consolidated results and the Financial Services segment contributed a $100 thousand increase. Of total consolidated net income in 2000 and 1999, the Employee Benefits segment contributed 67% and 44%, respectively, while the Financial Services segment contributed 33% and 56%, respectively.

  The Employee Benefits segment began operations in 1999 by entering into an assumption reinsurance agreement on December 1, 1999 with AH&L NY to acquire a block of life and health insurance business. The subsequent operations resulting from this agreement resulted in net income of $1.4 million and $446 thousand being recorded in 2000 and 1999, respectively.

  The Financial Services net income increased in 2000 primarily due to realized gains on fixed maturities in 2000 of $67 thousand compared to realized losses in 1999 of $6 thousand and increased margins and fees on larger asset balances from BOLI sales in 2000.

  The Company's consolidated net income increased $231 thousand in 1999 when compared to 1998. The increase in 1999 was primarily due to the acquisition of AH&L NY and higher investment income resulting from increased BOLI sales.

  In 2000, total revenues increased $14.4 million to $30.5 million when compared to 1999. The growth in revenues in 2000 was comprised of increased premium and fee income of $10.3 million, increased net investment income of $4.1 million and increased realized gain on investments of $73 thousand.

  The increased premium and fee income in 2000 was comprised of growth in Employee Benefits and Financial Services premium and fee income of $10.1 million and $249 thousand, respectively.

  Net investment income grew to $10.3 million and $6.3 million in 2000 and 1999, respectively, from $3.4 million in 1998, primarily due to BOLI sales each year, as well as a capital infusion from GWL&A of $16 million in 1999. The growth in both years was primarily in the Financial Services segment.

Realized investment income from fixed maturities increased from $6 thousand in 1999 to $67 thousand in 2000. The realized investment gain in 2000 was the result of sales of U.S. Treasury securities while the increase in interest rates in 1999 contributed to fixed maturity losses.

Total benefits and expenses increased $12.7 million in 2000 when compared to 1999. The Employee Benefits segment contributed $9.6 million of the increase in 2000 compared to the Financial Services segment, which contributed $3.1 million. The increase in total benefits and expenses was $12.3 million in 1999. The increase in total benefits and expenses in the Employee Benefits segment in 2000 and 1999 resulted from the acquisition of the group health and life business from AH&L NY in December 1999. The increases in Financial Services in both years relates to higher interest credits on BOLI account balances and increased operating expenses associated with growth in the Company's business.

  Income tax expense increased $705 thousand in 2000 when compared to 1999. Income tax expense increased $38 thousand in 1999 when compared to 1998. The increase in income tax expense in 2000 reflected higher net earnings. The increase in income tax expense from 1998 to 1999 reflected higher earnings in 1999. The Company's effective tax rate was 39.7% in 2000 compared to 38.5% in 1999, due to higher state income taxes in 2000. The Company's effective tax rate was 38.5% in 1999 compared to 43.2% in 1998, due to lower state income taxes in 1999 compared to 1998.

  In evaluating its results of operations, the Company also considers net changes in deposits received for investment-type contracts, deposits to separate accounts and self-funded equivalents. Self-funded equivalents generally represent paid claims under minimum premium and administrative services only contracts, which amounts approximate the additional premiums that would have been earned under such contracts if they had been written as traditional indemnity or HMO programs.

  Deposits for investment-type contracts increased $17.3 million in 2000 when compared to 1999, primarily due to BOLI deposits of $20.0 million in 1999 compared to $37.3 million in 2000. Deposits for investment-type contracts decreased $42.5 million in 1999 when compared to 1998 due to a single premium of $50.0 million on one case in 1998. BOLI sales are single premium and very large in nature, and therefore, can vary from year to year.

  Deposits for separate accounts increased $5.0 million in 2000 when compared to 1999. Deposits for separate accounts decreased $3.4 million in 1999 when compared to 1998. This fluctuation is expected in the small market in which the Company operates.

  Self-funded premium equivalents were $16,225 in 2000, the first full year of operations resulting from the AH&L NY assumption reinsurance agreement.

  Total assets and liabilities increased $76.1 million or 44% when compared to 1999. The increase is primarily attributable to BOLI business.

Other Matters

  On October 6, 1999, GWL&A entered into an agreement with First Allmerica Financial Corporation ("Allmerica") to acquire, via reinsurance, Allmerica's group life and health insurance business on March 1, 2000. The Allmerica policies resident in the State of New York are expected to be underwritten and retained by the Company upon each policy renewal date. This business primarily consists of administrative services only and stop loss policies. The purchase price is based on a percentage of the premium and administrative fees in force at March 1, 2000 and March 1, 2001. Management does not expect the purchase price to have a material impact on the Company's financial statements.

  EMPLOYEE BENEFITS RESULTS OF OPERATIONS

On December 1, 1999, the Employee Benefits segment entered into a reinsurance transaction with AH&L NY. The results below reflect the operations for the Employee Benefits segment for the following periods:

       (Thousands)                                Years Ended December 31,

                                             -----------------------------------

                                                  2000               1999

                                             ---------------    ----------------

       INCOME STATEMENT DATA
        Premium income                    $        13,467    $         9,195
        Fee income                                  6,215                430
        Net investment income                       1,111

                                             ---------------    ----------------

        Total Revenues                             20,793              9,625

                                             ---------------    ----------------
                                             ---------------    ----------------


        Policyholder benefits                      14,431              8,378
        Operating expenses                          4,087                506

                                             ---------------    ----------------

        Total benefits and expenses                18,518              8,884

                                             ---------------    ----------------

        Income from operations                      2,275                741
        Income tax expense                            908                295

                                             ---------------    ----------------

        Net Income                        $         1,367    $           446

       Deposits to separate accounts                3,249
       Self-funded premium equivalents             16,225



During 2000, the Employee Benefits segment had an overall increase in its results of operations. The increases are due to the inclusion of a full year of operating results in 2000, versus only one month in 1999, due to the AH&L NY acquisition in December 1999. The Company also began marketing 401(k) savings plans to customers to complete the overall product offering in the Employee Benefits segment.

In 2001, the Company will continue to build upon the acquisition of the AH&L NY business though new sales and the addition of the Allmerica group life and health business.



FINANCIAL SERVICES RESULTS OF OPERATIONS

The following is a summary of certain financial data of the Financial Services segment:

        (Thousands)                                  Years Ended December 31,

                                        ----------------------------------------

        INCOME STATEMENT DATA              2000           1999          1998

                                        ------------   -----------   -----------

         Premium income              $         98   $       (51)  $       (65)
         Fee income                           362           262           143
         Net investment income              9,222         6,278         3,367
         Realized investment gains             67            (6)           74
        (losses)

                                        ------------   -----------   -----------

         Total Revenues                     9,749         6,483         3,519

         Policyholder benefits              7,261         4,600         1,737
         Operating expenses                 1,373           960           387

                                        ------------   -----------   -----------

         Total benefits and expenses        8,634         5,560         2,124

                                        ------------   -----------   -----------

         Income from operations             1,115           923         1,395
         Income tax expense                   438           346           603

                                        ------------   -----------   -----------

         Net Income                  $        677   $       577   $       792

                                        ============   ===========   ===========


         Deposits for investment-type
           Contracts                 $     37,344   $    20,000   $    62,528
         Deposits to separate account      11,189         9,389        12,776

Net income for Financial Services increased $100 thousand in 2000 and decreased $215 thousand in 1999. The realized investment gains increase of $73 thousand in 2000 was due primarily to realized gains on fixed maturities. The additional earnings in 2000 reflected larger earnings from an increased asset base, an increase in investment margins, and additional realized gains on fixed maturities. The decrease in 1999 was due primarily to higher benefits related to BOLI products and realized losses on fixed maturities in 1999 compared to realized gains in 1998.

Premium and fee income increased $249 thousand in 2000 compared to an increase of $133 thousand in 1999. The increase in 2000 was driven by higher fee income related to growth in the separate accounts.

Deposits for investment type contracts included BOLI deposits of $37.3 million in 2000 compared to $20.0 million in 1999. The nature of this type of product leads to large fluctuations from year to year.

In 2000, the deposits for separate accounts increased $1.8 million to $11.2 million. Deposits for separate accounts decreased $3.4 million in 1999 to $9.4 million. The separate account assets have increased by $7.5 million and $16.0 million in 2000 and 1999, respectively, due to the new deposits.

Net investment income increased $2.9 million in 2000 compared to 1999 and $2.9 million in 1999 compared to 1998 primarily due to BOLI sales, as well as a capital infusion from GWL&A of $16 million in 1999.

Total benefits and expenses increased $3.1 million in 2000 compared to $3.4 million in 1999 primarily due to additional interest credits on BOLI balances and increased operating expenses.

                                   INVESTMENTS

The Company's primary investment objective is to acquire assets whose durations and cash flows reflect the characteristics of the Company's liabilities, while meeting industry, size, issuer and geographic diversification standards. Formal liquidity and credit quality parameters have also been established.

The Company follows rigorous procedures to control interest rate risk and observes strict asset and liability matching guidelines. These guidelines are designed to ensure that even in changing interest rate environments, the Company's assets will always be able to meet the cash flow and income requirements of its liabilities. Using dynamic modeling to analyze the effects of a wide range of possible market changes upon investments and policyholder benefits, the Company ensures that its investment portfolio is appropriately structured to fulfill financial obligations to its policyholders.

A summary of the Company's general account invested assets follows:

       (Dollars in Thousands)                                      2000              1999

                                                              ---------------   ----------------


       Fixed maturities, available for sale, at fair          $  150,631        $  74,149
       value
       Fixed maturities, held-to-maturity, at amortized                             37,050
       cost
       Short-term investments                                     15,907             1,600

                                                              ---------------   ----------------

          Total invested assets                               $  166,538        $  112,799

                                                              ===============   ================


During 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $645 unrealized gain associated with this transfer in other comprehensive income, net of tax.

Fixed maturity investments include public and privately placed corporate bonds, government bonds and mortgage-backed and asset-backed securities. Private placement investments, which are primarily in the held-to-maturity category, are generally less marketable than publicly traded assets, yet they typically offer covenant protection which allows the Company, if necessary, to take appropriate action to protect its investment. The Company believes that the cost of the additional monitoring and analysis required by private placements is more than offset by their enhanced yield.

One of the Company's primary objectives is to ensure that its fixed maturity portfolio is maintained at a high average quality, so as to limit credit risk. If not externally rated, the securities are rated by the Company on a basis intended to be similar to that of the rating agencies.

The distribution of the fixed maturity portfolio by credit rating is summarized as:

        Credit Rating                             2000             1999
        -------------

                                              --------------   --------------

        AAA                                     62.8%          57.4%
        AA                                         14.3             11.2
        A                                           7.3             10.1
        BBB                                        15.6             21.3

                                              --------------   --------------

           TOTAL                                  100.0%           100.0%

                                              ==============   ==============


                         LIQUIDITY AND CAPITAL RESOURCES

The Company's operations have liquidity requirements that are dependent upon the principal product lines currently offered. Life insurance and pension plan reserves are primarily long-term liabilities. Life insurance and pension plan reserve requirements are usually stable and predictable, and are supported by long-term, fixed income investments.

Generally, the Company has met its operating requirements by maintaining appropriate levels of liquidity in its investment portfolio. Liquidity for the Company is strong, as evidenced by significant amounts of short-term investments and cash, which totaled $24.4 million and $7.0 million as of December 31, 2000 and 1999, respectively.

The Company and GWL&A have an agreement whereby GWL&A has undertaken to provide the Company with certain financial support related to maintaining required statutory surplus and liquidity.

                            ACCOUNTING PRONOUNCEMENTS

In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements", which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101 no later than the fourth quarter of the fiscal year ending December 31, 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

See Note 1 to the Consolidated Financial Statements for additional information regarding accounting pronouncements.

REGULATION

Insurance Regulation

The Company must comply with the insurance laws of New York and Iowa. These laws govern the admittance of assets, premium rating methodology, policy forms, establishing reserve requirements and solvency standards, maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values and the type, amounts and valuation of investments permitted.

The Company's operations and accounts are subject to examination by the New York Insurance Department at specified intervals.

  New York has adopted the National Association of Insurance Commissioners' risk-based capital rules and other financial ratios for life insurance companies. Based on the Company's December 31, 2000 statutory financial reports, the Company has risk-based capital well in excess of that required.

  In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The New York Insurance Department will require adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001.

                      Insurance Holding Company Regulation

The Company is subject to and complies with insurance holding company regulations in New York. These regulations contain certain restrictions and reporting requirements for transactions between an insurer and its affiliates, including the payments of dividends. They also regulate changes in control of an insurance company.

                              Securities Regulation

The Company is subject to various levels of regulation under federal securities laws. The Company's separate accounts and annuity products are registered under the Investment Company Act of 1940 and the Securities Act of 1933.

                              Potential Legislation

United States federal and state legislation and administrative regulation in various areas, including pension, financial services, health care and insurance could significantly and adversely affect the Company in the future. Congress has from time to time considered legislation relating to health care reform and managed care issues (including patients' rights, privacy of medical records and managed care plan or enterprise liability), changes in the deferral of taxation on the accretion of value within certain annuities and life insurance products, changes in regulation for the Employee Retirement Income Security Act of 1974, as amended, and changes as to the availability of Section 401(k) for individual retirement accounts.

It is not possible to predict whether future legislation or regulation adversely affecting the business of the Company will be enacted and, if enacted, the extent to which such legislation or regulation will have an effect on the Company and its competitors.

                                     RATINGS

The Company is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies on the financial strength of the Company and its ability to meet the obligations of its insurance policies. The ratings take into account an agreement whereby GWL&A has undertaken to provide the Company with certain financial support related to maintaining required statutory surplus and liquidity.

         Rating Agency                  Measurement               Rating

         -------------------------------------------------------  --------------


         A.M. Best Company              Financial Condition and   AA+    *
                                        Operating Performance

         Fitch, Inc.                    Claims Paying Ability     AAA    *

         Standard & Poor's Corporation  Financial Strength        AA      **

         Moody's Investors Service      Financial Strength        Aa3    ***

        *     Highest ratings available.
        ** ___ Third highest rating out of 21 rating categories. *** Fourth highest rating out of 21 rating categories.

                                  MISCELLANEOUS

Significant BOLI deposits were received during 2000. Although the Company's BOLI business is comprised of a few customers, which account for the majority of the total deposits, the BOLI contracts allow for no more than 20% surrenders in any given year.

The Company and GWL&A have administrative services agreements whereby GWL&A administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio.

  The Company leases its home office in Albany, New York.

Directors and Executives Officers of the Registrant
Following is information concerning First GWL&A's directors and executive officers, together with their principal occupation for the past five years. Unless otherwise indicated all of the directors and executive officers have been engaged for not less than five years in their present principal occupations or in another executive capacity with the companies or firms identified.
Directors are elected annually to serve until the following annual meeting of shareholders. The appointments of executive officers are confirmed annually.

                                    Served as
                                                 Director              Principal Occupation(s)
                Director              Age          From                  For Last Five Years

        -------------------------    ------   ---------------   --------------------------------------


        Marcia D. Alazraki            59           1996         Partner, Kalkines, Arky, Zall &
                                                                Bernstein LLP (a law firm) since
                                                                January, 1998; previously Counsel,
                                                                Simpson Thacher & Bartlett (a law
                                                                firm)

        James Balog (1)               72           1997         Company Director

        James W. Burns, O.C.          71           1997         Chairman of the Boards of Great-West
                                                                Lifeco, Great-West Life, London
                                                                Insurance Group Inc. and London Life
                                                                Insurance Company; Deputy Chairman,
                                                                Power Corporation

        Orest T. Dackow (1)           64           2000         Company Director since April 2000;
                                                                previously President and Chief
                                                                Executive Officer, Great-West Lifeco

        Paul Desmarais, Jr.           46           1997         Chairman and Co-Chief Executive
                                                                Officer, Power Corporation;
                                                                Chairman, Power Financial

        Robert Gratton                57           1997         Chairman of the Board of GWL&A;
                                                                President and Chief Executive
                                                                Officer, Power Financial

        Stuart Z. Katz                58           1997         Partner, Fried, Frank, Harris,
                                                                Shriver & Jacobson (a law firm)

        William T. McCallum           58           1997         Chairman, President and Chief
                                                                Executive Officer of the Company;
                                                                President and Chief Executive
                                                                Officer, GWL&A; Co-President and
                                                                Chief Executive Officer, Great-West
                                                                Lifeco




        Brian E. Walsh (1)            47           1997         Managing Partner, Veritas Capital
                                                                Management, LLC (a merchant banking
                                                                company) since September 1997;
                                                                previously Partner, Trinity L.P. (an
                                                                investment company)

(1)  Member of the Audit Committee

Unless otherwise indicated, all of the directors have been engaged for not less than five years in their present principal occupations or in another executive capacity with the companies or firms identified.

Directors are elected annually to serve until the following annual meeting of shareholders.

The following lists directorships held by the directors of the Company, on companies whose securities are traded publicly in the United States or that are investment companies registered under the Investment Company Act of 1940.

J. Balog    Transatlantic Holdings Inc.
 ..   Phoenix-Zweig Advisers, LLC
 ..   Euclid Fund

W.T. McCallum   Maxim Series Fund, Inc.
 ..   Orchard Series Fund
 ..   Variable Annuity Account A



Executive Officers

                                     Served
                                       as
                                                  Executive
                                                   Officer             Principal Occupation(s)
             Executive Officer          Age         From                 For Last Five Years

        ----------------------------   -------   ------------   --------------------------------------


        William T. McCallum              58         1997        Chairman, President and Chief
        Chairman, President and                                 Executive Officer of the Company;
        Chief Executive Officer                                 President and Chief Executive
                                                                Officer, GWL&A;  Co-President and
                                                                Chief Executive Officer, Great-West
                                                                Lifeco

        Mitchell T.G. Graye              45         1997        Executive Vice President and Chief
        Executive Vice President                                Financial Officer of the Company and
        and Chief Financial Officer                             GWL&A

        James D. Motz                    51         1997        Executive Vice President, Employee
        Executive Vice President,                               Benefits of the Company, GWL&A
        Employee Benefits

        Douglas L. Wooden                44         1997        Executive Vice President, Financial
        Executive Vice President,                               Services of the Company and GWL&A
        Financial Services

        John A. Brown                    53         1992        Senior Vice President, BenefitsCorp
        Senior Vice President,                                  Healthcare Markets of the Company
        BenefitsCorp Healthcare
        Markets

        Mark S. Hollen                   42         2000        Senior Vice President, FASCorp of
        Senior Vice President,                                  the Company
        FASCorp

        D. Craig Lennox                  53         1997        Senior Vice President, General
        Senior Vice President,                                  Counsel and Secretary of the Company
        General Counsel and                                     and GWL&A
        Secretary

        Steve H. Miller                  48         1997        Senior Vice President, Employee
        Senior Vice President,                                  Benefits Sales of the Company and
        Employee Benefits Sales                                 GWL&A

        Charles P. Nelson                40         1998        President, BenefitsCorp
        President, BenefitsCorp

        Martin Rosenbaum                 48         1997        Senior Vice President, Employee
        Senior Vice President,                                  Benefits Finance of the Company and
        Employee Benefits Finance                               GWL&A

        Gregory E. Seller                47         1997        Senior Vice President, BenefitsCorp
        Senior Vice President,                                  Government Markets of the Company
        BenefitsCorp Government                                 and GWL&A
        Markets



                                     Served
                                       as
                                                  Executive
                                                   Officer             Principal Occupation(s)
             Executive Officer          Age         From                 For Last Five Years

        ----------------------------   -------   ------------   --------------------------------------


        Robert K. Shaw                   45         1997        Senior Vice President, Individual
        Senior Vice President,                                  Markets of the Company and GWL&A
        Individual Markets

        George D. Webb                   57         1999        Senior Vice President of the Company
        President,                                              since July 1999; previously
        Advised Assets Group, Inc.                              Principal, William M. Mercer
                                                                Investment Consulting Inc. (an
                                                                investment consulting company)

        Jay W. Wright                    49         2001        Senior Vice President,
        Senior Vice President,                                  Employee Benefits of the Company
        Employee Benefits


Executive Compensation

The executive officers of the Company are not compensated for their services to the Company. They are compensated as executive officers of GWL&A.

                            Compensation of Directors

For each director of the Company who is not also a director of GWL&A, Great-West Life or Great-West Lifeco, the Company pays an annual fee of $10,000. For each director of the Company who is also a director of GWL&A, Great-West Life or Great-West Lifeco, the Company pays an annual fee of $5,000. The Company pays each director a meeting fee of $1,000 for each meeting of the Board of Directors, or a committee thereof, attended. In addition, all directors are reimbursed for incidental expenses. The above amounts are paid in the currency of the country of residence of the director.

Security Ownership of Certain Beneficial Owners and Management

Set forth below is certain information, as of March 1, 2001, concerning beneficial ownership of the voting securities of the Company by entities and persons who beneficially own more than 5% of the voting securities of the Company. The determinations of "beneficial ownership" of voting securities are based upon Rule 13d-3 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). This rule provides that securities will be deemed to be "beneficially owned" where a person has, either solely or in conjunction with others, (1) the power to vote or to direct the voting of securities and/or the power to dispose or to direct the disposition of, the securities or (2) the right to acquire any such power within 60 days after the date such "beneficial ownership" is determined.

(1) 100% of the Company's 2,500 outstanding common shares are owned by Great ..West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

(2) 100% of the outstanding common shares of Great-West Life & Annuity Insurance Company's are owned by GWL&A Financial Inc., 8515 East Orchard Road, Greenwood Village, Colorado 80111.

(3) 100% of the outstanding common shares of GWL&A Financial Inc. are owned by GWL&A Financial (Nova Scotia) Co., Suite 800, 1959 Upper Water Street, Halifax, Nova Scotia, Canada B3J 2X2.

(4) 100% of the outstanding common shares of GWL&A Financial (Nova Scotia) Co. are owned by GWL&A Financial (Canada) Inc., 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(5) 100% of the outstanding common shares of GWL&A Financial (Canada) Inc. are owned by Great-West Lifeco Inc., 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(6) 80.2% of the outstanding common shares of Great-West Lifeco Inc. are controlled by Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3, representing approximately 65% of the voting rights attached to all outstanding voting shares of Great-West Lifeco.

(7) 67.4% of the outstanding common shares of Power Financial Corporation are owned by 171263 Canada Inc., 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(8) 100% of the outstanding common shares of 171263 Canada Inc. are owned by 2795957 Canada Inc., 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(9) 100% of the outstanding common shares of 2795957 Canada Inc. are owned by Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

 (10) Mr. Paul Desmarais, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

 As a result of the chain of ownership described in paragraphs (1) through (10) above, each of the entities and persons listed in paragraphs (1) through (10) would be considered under Rule 13d-3 of the Exchange Act to be a "beneficial owner" of 100% of the outstanding voting securities of the Company.

                        Security Ownership of Management

The following table sets out the number of equity securities, and exercisable options (including options which will become exercisable within 60 days) for equity securities, of the Company or any of its parents or subsidiaries, beneficially owned, as of February 1, 2001, by (i) the directors of the Company; and (ii) the directors and executive officers of the Company as a group.



         ------------------------ -- ------------------ -- ----------------- -- ------------------

                                        Great-West         Power Financial            Power
                                        Lifeco Inc.          Corporation         Corporation of
                                                                                     Canada

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

                                            (1)                  (2)                   (3)

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------


                Directors


         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

         M.D. Alazraki                       -                    -                     -

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

         J. Balog                            -                    -                     -

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

         J. W. Burns                      153,659               8,000                400,640
                                                                                 200,000 options

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

         O.T. Dackow                      79,973                  -                     -
                                      200,000 options

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

         P. Desmarais, Jr.                43,659                  -                   1,533
                                                                                1,878,000 options

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

         R. Gratton                       330,000              310,000                7,851
                                                              6,780,000
                                                               options

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

         S.Z. Katz                           -                    -                     -

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

         W.T. McCallum                    55,874                19,500                  -
                                      650,000 options

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

         B.E. Walsh                          -                    -                     -

         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------


         Directors and
         Executive Officers as
         a Group


         ------------------------    ------------------    -----------------    ------------------
         ------------------------    ------------------    -----------------    ------------------

                                          738,635              450,500               410,824
                                     1,739,000 options        6,850,000         2,078,000 options
                                                               options

         ------------------------ -- ------------------ -- ----------------- -- ------------------


(1) _____ All holdings are common shares, or where indicated, exercisable options for common shares, of Great-West Lifeco Inc.
(2) _____ All holdings are common shares, or where indicated, exercisable options for common shares, of Power Financial Corporation.
(3) _____ All holdings are subordinate voting shares, or where indicated, exercisable options for subordinate voting shares, of Power Corporation of Canada.

The number of common shares and exercisable options for common shares of Power Financial Corporation held by R. Gratton represents 2.0% of the total number of common shares and exercisable options for common shares of Power Financial Corporation outstanding. The number of common shares and exercisable options for common shares of Power Financial Corporation held by the directors and executive officers as a group represents 2.1% of the total number of common shares and exercisable options for common shares of Power Financial Corporation outstanding.

The number of subordinate voting shares and exercisable options for subordinate voting shares of Power Corporation of Canada held by the directors and executive officers as a group represents 1.2 % of the total number of subordinate voting shares and exercisable options for subordinate voting shares of Power Corporation of Canada outstanding.

None of the remaining holdings set out above exceed 1% of the total number of shares and exercisable options for shares of the class outstanding.


Certain Relationships and Related Transactions

M.D. Alazraki, a director of the Company, is a partner with Kalkines, Arky, Zall & Bernstein, a law firm which provided legal services to the Company. In 2000, the amount of such services was approximately $103,282.


--------------------------------------------------------------------------------

                                       33
                                       34

                                       35
                                       36
                                       37
                                       37
                                       38
                39
                40
                41
-----------------------------------
                42

-----------------------------------
Voting Rights In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so. Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Contract Owners have no voting rights in First GWL&A.
-----------------------------------

Rights Reserved by First Great-West We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account.
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
o To change the time or time of day at which a valuation date is deemed to have ended.
o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
-----------------------------------
Legal Proceedings Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. And, First GWL&A is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which First GWL&A is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of First GWL&A.

                43
-----------------------------------
Legal Matters Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.
-----------------------------------
Experts
The financial statements included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
-----------------------------------
Available Information We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the registration statement and its exhibits for further information. You may request a free copy of the Statement of Additional Information. Please direct any oral or written request for such documents to:
Annuity Administration Department
P.O. Box 173920
Denver, Colorado 80217-3920
1-800-838-0649 The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by First GWL&A concerning the Contract and the Series Account.
 You can also review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330. The Statement of Additional Information contains more specific information relating to the Series Account and First GWL&A, such as: o general information o information about First
    Great-West Life & Annuity
    Insurance Company and the
    Variable Annuity-1 Series
    Account
o the calculation of annuity
    payouts
o postponement of payouts
o services
o withholding
o calculation of performance data
-----------------------------------

                       -------------------- ------------------ -----------------
                45
-----------------------------------

Appendix A--Condensed Financial Information Selected data for accumulation units Outstanding through each period ending December 31.


                       -------------------- ------------------ ---------------------

Sub-Account                                           2000          1999            1998           1997

-------------------------------------------------- ------------- --------------- ------------- -----------

Alger American Growth
Value at beginning of period                                 $22.15 $16.70          $11.37        $10.00
Value at end of period                                $18.72        $22.15          $16.70        $11.37
Number of accumulation units outstanding at end                     230,184.38                 31,803.04
of period                                             230,385.67                    157,992.77

-------------------------------------------------- ------------- --------------- ------------- -----------

American Century VP International
Value at beginning of period                          $19.93        $12.25          $10.40        $10.00
Value at end of period                                $16.44        $19.93          $12.25        $10.40
Number of accumulation units outstanding at end       51,923.61     38,390.73       14,930.27
of period                                                                                         4,712.98

-------------------------------------------------- ------------- --------------- ------------- -----------

Baron Capital Asset
Value at beginning of period                          $11.43        $10.00
Value at end of period                                $11.04        $11.43
Number of accumulation units outstanding at end       56,176.32     31,570.23
of period

-------------------------------------------------- ------------- --------------- ------------- -----------

Berger IPT-Small Company Growth
Value at beginning of period                          $24.65        $12.99          $12.86        $10.00
Value at end of period                                $22.84        $24.65          $12.99        $12.86
Number of accumulation units outstanding at end                     83,554.33       38,814.23  17,749.02
of period                                             105,426.12

-------------------------------------------------- ------------- --------------- ------------- -----------

Deutsche Asset Management VIT EAFE(R)Equity Index
(formerly the BT Insurance Funds Trust EAFE(R)
Equity Index)
Value at beginning of period                          $12.00        $10.00
Value at end of period                                $9.92         $12.00
Number of accumulation units outstanding at end       6,608.86      202.32
of period

-------------------------------------------------- ------------- --------------- ------------- -----------

Deutsche Asset Management Small Cap Index
(formerly the BT Insurance Funds Trust Small Cap
Index
Value at beginning of period                          $11.65        $10.00
Value at end of period                                $11.10        $11.65
Number of accumulation units outstanding at end       4,257.22      2,509.50
of period

-------------------------------------------------- ------------- --------------- ------------- -----------

Dreyfus Variable Investment Fund Appreciation -
Initial Shares
Value at beginning of period                          $10.24        $10.00
Value at end of period                                $10.09        $10.24
Number of accumulation units outstanding at end       47,486.12     36,666.42
of period

-------------------------------------------------- ------------- --------------- ------------- -----------

Dreyfus Variable Investment Fund Growth and
Income - Initial Shares
Value at beginning of period                          $10.71        $10.00
Value at end of period                                $10.22        $10.71
Number of accumulation units outstanding at end       50,895.10     29,116.61
of period

-------------------------------------------------- ------------- --------------- ------------- -----------

Federated American Leaders II
Value at beginning of period                          $14.39        $13.60          $11.66        $10.00
Value at end of period                                $14.61        $14.39          $13.60        $11.66
Number of accumulation units outstanding at end       92,552.74     $123,305.45                67,881.72
of period                                                                           120,058.09

-------------------------------------------------- ------------- --------------- ------------- -----------

Federated Utility II
Value at beginning of period                          $13.72        $13.61          $12.05        $10.00
Value at end of period                                $12.39        $13.72          $13.61        $12.05
Number of accumulation units outstanding at end       5,362.04      3,821.33        20,842.24     309.83
of period

Selected data for accumulation units Outstanding through each period ending
December 31.




                                       45
------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

Federated U.S. Government Securities II
Value at beginning of period                        $11.19            $11.36          $10.64       $10.00
Value at end of period                              $12.32            $11.19          $11.36       $10.64
Number of accumulation units outstanding at         92,646.72         66,641.48                    32,658.92
end of period                                                                      88,762.96

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

INVESCO VIF - High Yield
Value at beginning of period                        $12.10            $11.18          $11.11       $10.00
Value at end of period                              $10.60            $12.10          $11.18       $11.11
Number of accumulation units outstanding at         93,427.03         146,273.87   118,241.11      58,930.91
end of period

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

INVESCO VIF - Equity Income
Value at beginning of period                        $15.20            $13.35          $11.68       $10.00
Value at end of period                              $15.81            $15.20          $13.35       $11.68
Number of accumulation units outstanding at         140,327.10        136,557.41   127,823.11      66,563.10
end of period

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

Janus Aspen Series Growth
Value at beginning of period                        $21.55            $15.09          $11.22
Value at end of period                              $18.26            $21.55          $15.09
Number of accumulation units outstanding at         255,119.79        235,562.17   146,172.46
end of period

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

Janus Aspen Series Flexible Income
Value at beginning of period                        $9.96             $10.00
Value at end of period                              $10.49            $9.96
Number of accumulation units outstanding at         36,445.03         8,047.56
end of period

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

Janus Aspen Series International Growth
Value at beginning of period                        $17.04            $10.00
Value at end of period                              $14.21            $17.04
Number of accumulation units outstanding at         71,548.09         43,282.60
end of period

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

Janus Aspen Series Worldwide Growth                                                                $10.00
Value at beginning of period                        $22.37            $13.72          $10.73       $10.73
Value at end of period                              $18.71            $22.37          $13.72       87,156.01
Number of accumulation units outstanding at         284,203.51        234,428.34   179,884.07
end of period

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

Montgomery Variable Series: Growth                                                                 $10.00
Value at beginning of period                        $14.31            $11.95          $11.71       $11.71
Value at end of period                              $12.90            $14.31          $11.95       20,245.76
Number of accumulation units outstanding at         23,508.91         16,395.18
end of period                                                                      29,364.46

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

Prudential Series Fund Equity Class II
Value at beginning of period                        $9.85             $10.00
Value at end of period                              $10.05            $9.85
Number of accumulation units outstanding at         17,766.53         0.00
end of period

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

SAFECO RST Equity
Value at beginning of period                        $15.02            $13.86          $11.19       $10.00
Value at end of period                              $13.29            $15.02          $13.86       $11.19
Number of accumulation units outstanding at         55,168.29         77,731.57                    33,470.59
end of period                                                                      81,951.27

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

SAFECO RST Growth Opportunities
Value at beginning of period                        $11.44            $10.00
Value at end of period                              $10.64            $11.44
Number of accumulation units outstanding at         17,233.77         19,507.00
end of period

------------------------------------------------ ----------------- --------------- ------------ ----------------------------------

Schwab MarketTrack Growth II
Value at beginning of period                        $15.18            $12.80          $11.42       $10.00
Value at end of period                              $14.33            $15.18          $12.80       $11.42
Number of accumulation units outstanding at         54,059.24         42,025.42                    17,849.53
end of period                                                                      46,662.83


                                       46

Selected data for accumulation units Outstanding through each period ending
December 31.



---------------------------------------------------- ------------- -------------- -------------

Schwab Money Market
Value at beginning of period                            $11.11        $10.69         $10.27        $10.00
Value at end of period                                  $11.67        $11.11         $10.69        $10.27
Number of accumulation units outstanding at end of                    408,367.17                   168,197.49
period                                               810,042.39                   241,333.04

---------------------------------------------------- ------------- -------------- -------------

Schwab S&P 500
Value at beginning of period                            $17.57        $14.71         $11.58        $10.00
Value at end of period                                  $15.79        $17.57         $14.71        $11.58
Number of accumulation units outstanding at end of                    270,917.40                   73,88433
period                                               255,805.01                   221,962.56

---------------------------------------------------- ------------- -------------- -------------

Scudder Variable Series 1 Capital Growth
Value at beginning of period                            $12.64        $10.00
Value at end of period                                  $11.30        $12.64
Number of accumulation units outstanding at end of      14,267.11     8,180.65
period

---------------------------------------------------- ------------- -------------- -------------

Scudder Variable Series 1 Growth and Income
Value at beginning of period                            $9.36         $10.00
Value at end of period                                  $9.09         $9.36
Number of accumulation units outstanding at end of      10,277.28     863.61
period

---------------------------------------------------- ------------- -------------- -------------

Strong Schafer Value Fund II
Value at beginning of period                            $8.64         $10.00
Value at end of period                                  $9.24         $8.64
Number of accumulation units outstanding at end of      27,382.21     9,666.14
period

---------------------------------------------------- ------------- -------------- -------------

 Morgan Stanley Universal Institutional Fund U.S.
Real Estate Portfolio*
Value at beginning of period                            $8.94         $9.33          $10.56        $10.00
Value at end of period                                  $11.22        $8.94          $ 9.33        $10.56
Number of accumulation units outstanding at end of      16,089.06     5,789.35       4,699.89      273.65
period

* On September 22, 2000, the net assets of the Van Kampen Life Investment  Trust
Morgan Stanley Real Estate Securities Portfolio were merged into this underlying
Portfolio.  The data shown  above  reflects  financial  information  for the Van
Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional
Fund U.S. Real Estate Portfolio after that date.











--------------------------------------------------------------------------------













                                       47

                                       44

                                                     ------------------ ----------------- ----------------
------------------------------------------------------------------------------------  $25,000 on November 1, 1996

                                       45
                                       46
--------------------------------------------------------------------------------

                                       47
--------------------------------------------------------------------------------
Appendix B--Market Value Adjustments
--------------------------------------------------------------------------------


The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).
The MVA formula
The MVA is determined using the following formula: MVA = (amount applied) X (Market Value Adjustment Factor) The Market Value Adjustment Factor is:
MVAF = {[(1 + i)/(1 + j)] N/12} - 1 Where:
o i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.
o j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and
o N is the number of complete months remaining until maturity.
If N is less than 6, the MVA will equal 0.
Examples
Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.


Example #1--Increasing Interest Rates
--------------------------------------------------------------------------------
Deposit
                                                     ------------------ --------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period
------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2001
------------------------ ---------------------------
------------------------ ---------------------------
j                        7.00%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000
------------------------ ---------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------

MVAF   ___ = {[(1 + i)/(1 + j)]N/12} - 1 = {[1.0615/1.07]65/12} - 1 = .957718 -
       1 = -.042282

MVA    ____ = (amount Transferred or surrendered) x MVAF = $10,000 x - .042282 =
       - $422.82

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
       ($10,000 + - $422.82) x (1-0) = $9,577.18


Example #2--Decreasing Interest Rates

------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996
------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period
------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2000
------------------------ ---------------------------
------------------------ ---------------------------
j                        5.00%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000
------------------------ ---------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------

MVAF   ___ = {[(1 + i)/(1 + j)]N/12} - 1 = {[1.0615/1.05]65/12} - 1 = .060778

MVA ____ = (amount Transferred or surrendered) x MVAF = $10,000 x .060778 = $607.78

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
       ($10,000 + $607.78) x (1-0) = $10,607.78

                                       48
Example #3--Flat Interest Rates
------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996
------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period
------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2001
------------------------ ---------------------------
------------------------ ---------------------------
j                        6.24%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000
------------------------ ---------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------

MVAF   ___ = {[(1 + i)/(1 + j)]N/12} - 1 = {[1.0615/1.0624]65/12} - 1 = .995420
       - 1 = -.004580

MVA ____ = (amount Transferred or surrendered) x MVAF = $10,000 x -.004589 = $-45.80

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
       ($10,000 - $45.80) x (1-0) = $9,954.20

Example #4--N < 6 (less than 6 months to maturity)
------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996
------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period
------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2006
------------------------ ---------------------------
------------------------ ---------------------------
j                        7.00%
------------------------ ---------------------------
------------------------ ---------------------------
Amount surrendered       $10,000
------------------------ ---------------------------
------------------------ ---------------------------
N                        5
------------------------ ---------------------------

MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.07]5/12} - 1
       = .99668 - 1
       = -.00332
However, N<6, so MVAF = 0

MVA    ____ = (amount Transferred or surrendered) x MVAF = $10,000 x 0 = $0

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC) =
       ($10,000 + $0) x (1-0) = $10,000


                                       49

--------------------------------------------------------------------------------
Appendix C--Net Investment Factor

The Net Investment  Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus
3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First GWL&A to have resulted from the investment operations of the Sub-Account, and
(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and (c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged. The net asset value per share referred to in paragraphs (a)(1) and
(b) above, reflect the investment performance of the Portfolio as well as the payment of Portfolio expenses.
--------------------------------------------------------------------------------

                                       50
--------------------------------------------------------------------------------
Financial Statements and Independent Auditor's Report

On the following pages, you'll find the financial statement and the independent auditors' report for First Great-West Life & Annuity Insurance Company for the years ended December 31, 2000, 1999 and 1998.



First Great-West Life & Annuity Insurance Company
(A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

Financial Statements for the Years Ended
December 31, 2000, 1999, and 1998
and Independent Auditors' Report




INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of First Great-West Life & Annuity Insurance Company:

We have audited the accompanying balance sheets of First Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for the each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


DELOITE & TOUCHE LLP
Denver, Colorado
January 29, 2001


                                        4

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

BALANCE SHEETS
DECEMBER 31, 2000 AND 1999

==========================================================================================================

(Dollars in Thousands, except for Share Information)

ASSETS                                                           2000                1999

                                                           -----------------   -----------------


INVESTMENTS:
  Fixed maturities:
    Held-to-maturity, at amortized cost
      (fair value $35,335)                               $                  $         37,050
    Available-for-sale, at fair value
      (amortized cost $148,522 and $77,740)                      150,631              74,149
  Short-term investments, available-for-sale (cost
    approximates fair value)                                      15,907               1,600

                                                           -----------------   -----------------

  Total Investments                                              166,538             112,799

OTHER ASSETS:
  Cash                                                             8,462               5,443
  Reinsurance receivable                                           1,924               1,426
  Deferred policy acquisition costs                                1,717               1,702
  Investment income due and accrued                                1,325               1,204
  Amounts receivable related to uninsured
    accident and health plans                                      2,069
  Other assets                                                     4,596               3,366
  Premiums in course of collection
    (net of allowances of $776 and $580)                           2,502                 537
  Deferred income taxes                                            1,107               2,050
  Due from Parent Corporation                                     10,207               3,302
  SEPARATE ACCOUNT ASSETS                                         47,359              39,881

                                                           -----------------   -----------------














TOTAL ASSETS                                             $       247,806    $        171,710

                                                           =================   =================



                                                                               (Continued)


==========================================================================================================



LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
  Policy reserves                                        $       137,657    $         93,434
  Policy and contract claims                                       3,851               4,894
  Policyholder funds                                                 262                  93
GENERAL LIABILITIES:
  Bank overdrafts                                                  8,954               1,508
  Contract deposits                                                7,761
  Other liabilities                                                5,888               1,286
  SEPARATE ACCOUNT LIABILITIES                                    47,359              39,881

                                                           -----------------   -----------------


  Total Liabilities                                              211,732             141,096

                                                           -----------------   -----------------


COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Common stock, $1,000 par value, 2,500 shares
    Authorized, issued, and outstanding                            2,500               2,500
  Additional paid-in capital                                      28,600              28,600
  Accumulated other comprehensive income (loss)                    1,082              (2,334)
  Retained earnings                                                3,892               1,848

                                                           -----------------   -----------------

  Total Stockholder's Equity                                      36,074              30,614

                                                           -----------------   -----------------
















  TOTAL LIABILITIES AND
  STOCKHOLDER'S EQUITY                                   $       247,806    $        171,710

                                                           =================   =================



See notes to financial statements.                                             (Concluded)


                                       11

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

==========================================================================================================

(Dollars in Thousands)

                                                2000             1999             1998

                                                ---------------  ---------------  --------------

REVENUES:
  Premium income, net of premium ceded
    of $109, $64, and $65                     $     13,565     $      9,144     $         (65)
  Fee income                                         6,577              692               143
  Net investment income                             10,333            6,278             3,367
  Net realized gains (losses) on investments            67               (6)               74

                                                ---------------  ---------------  --------------


                                                    30,542           16,108             3,519

                                                ---------------  ---------------  --------------

BENEFITS AND EXPENSES:
  Life and other policy benefits, net of
    reinsurance recoveries of $964, $740,
    and $75                                         15,625            4,391                50
  (Decrease) increase in reserves                     (944)           4,003
  Interest paid or credited to
   Contractholders                                   7,011            4,584             1,687
  General and administrative expenses                5,460            1,466               387

                                                ---------------  ---------------  --------------


                                                    27,152           14,444             2,124

                                                ---------------  ---------------  --------------


INCOME BEFORE INCOME TAXES                           3,390            1,664             1,395

PROVISION FOR INCOME TAXES:
  Current                                            2,307               65             1,920
  Deferred                                            (961)             576            (1,317)

                                                ---------------  ---------------  --------------


                                                     1,346              641               603

                                                ---------------  ---------------  --------------


NET INCOME                                    $      2,044     $      1,023     $         792

                                                ===============  ===============  ==============













See notes to financial statements.



FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998


==========================================================================================================

(Dollars in Thousands, except for Share Information)

                                                                                      Accumulated
                                                                      Additional      Other
                                                                      Paid-in         Comprehensive     Retained
                                        Shares         Amount         Capital         Income (Loss)     Earnings       Total

                                        -------------  -------------  -------------   ---------------   -------------  -------------


BALANCE, JANUARY 1, 1998                     2,500   $      2,500   $      4,000   $           5     $          33   $      6,538
    Net income                                                                                                 792            792
    Other comprehensive income                                                               712                              712

                                                                                                                       -------------

  Comprehensive income                                                                                                      1,504

                                                                                                                       -------------

  Capital contribution                                                     8,600                                            8,600

                                        -------------  -------------  -------------   ---------------   -------------  -------------

BALANCE, DECEMBER 31, 1998                   2,500          2,500         12,600             717               825         16,642

    Net income                                                                                               1,023          1,023
    Other comprehensive income                                                            (3,051)                          (3,051)
(loss)

                                                                                                                       -------------

  Comprehensive income (loss)                                                                                              (2,028)

                                                                                                                       -------------

  Capital contribution                                                    16,000                                           16,000

                                        -------------  -------------  -------------   ---------------   -------------  -------------

BALANCE, DECEMBER 31, 1999                   2,500          2,500         28,600          (2,334)            1,848         30,614

  Net income                                                                                                 2,044          2,044
  Other comprehensive income                                                               3,416                            3,416

                                                                                                                       -------------

Comprehensive income                                                                                                        5,460

                                        -------------  -------------  -------------   ---------------   -------------  -------------

BALANCE, DECEMBER 31, 2000                   2,500   $      2,500   $     28,600   $       1,082     $       3,892   $     36,074

                                        =============  =============  =============   ===============   =============  =============










See notes to financial statements.



FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==========================================================================================================

(Dollars in Thousands)

                                                      2000           1999          1998

                                                      ------------   ------------  -------------

OPERATING ACTIVITIES:

  Net income                                        $    2,044    $      1,023   $        792
  Adjustments to reconcile net income to net cash
    Provided by operating activities
      Amortization of investments                       (1,032)             59             12
      Realized (losses) gains on sale of                   (67)              6            (74)
investments
      Amortization of deferred acquisition costs           213             112
      Deferred income taxes                               (961)            576         (1,317)
  Changes in assets and liabilities:
      Accrued interest and other receivables            (2,086)         (1,046)          (671)
      Policy benefit liabilities                         5,902          13,389          1,859
      Reinsurance receivable                              (498)         (1,303)          (123)
      Bank overdrafts                                    7,446           1,508
      Contract deposits                                  7,761
      Other, net                                           695          (2,765)        (1,361)

                                                      ------------   ------------  -------------

        Net cash provided by (used in)
          operating activities                          19,417          11,559           (883)

                                                      ------------   ------------  -------------


INVESTING ACTIVITIES:

Proceeds from sales, maturities, and redemptions of investments:
  Fixed maturities:
    Held-to-maturity                                       667             447
    Available-for-sale                                  50,107          15,683         73,340

Purchases of investments:
  Fixed maturities:
    Held-to-maturity                                   (14,144)        (23,000)       (14,500)
    Available-for-sale                                 (83,570)        (31,066)      (131,924)

                                                      ------------   ------------  -------------

        Net cash used in investing activities       $  (46,940)   $    (37,936)  $    (73,084)

                                                      ------------   ------------  -------------











See notes to financial statements.                                               (Continued)



FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==========================================================================================================

(Dollars in Thousands)

                                                      2000           1999          1998

                                                      ------------   ------------  -------------

FINANCING ACTIVITIES:

  Contract deposits, net of withdrawals                 37,447         20,494         62,502
  Due (from) to Parent Corporation                      (6,905)        (5,379)         1,922
  Capital contributions                                                16,000          8,600

                                                      ------------   ------------  -------------

        Net cash provided by financing activities       30,542         31,115         73,024

                                                      ------------   ------------  -------------


NET INCREASE (DECREASE) IN CASH                          3,019          4,738           (943)

CASH, BEGINNING OF YEAR                                  5,443            705          1,648

                                                      ------------   ------------  -------------


CASH, END OF YEAR                                   $    8,462    $     5,443    $       705

                                                      ============   ============  =============


SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid (received) during the year for:
    Income taxes                                    $    2,217    $    (1,073)   $     2,390
















See notes to financial statements.                                   (Concluded)


                                       51

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

================================================================================

(Dollars in Thousands)

1. ORGANIZATION

        First Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (the Parent Corporation). The Company was incorporated as a stock life insurance company in the State of New York and was capitalized on April 4, 1997, through a $6,000 cash investment from the Parent Corporation for 2,000 shares of common stock. On December 29, 1997, the Company issued an additional 500 shares of common stock to the Parent Corporation for $500. The Company was licensed as an insurance company in the State of New York on May 28, 1997. The Company does business in New York through two business segments, as discussed in Note 9.

2. SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Cash - Cash includes only amounts in demand deposit accounts.

        Investments - Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established (See Note 5).

        Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity.

        The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.



        Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs was $213, $112, and $0 in 2000, 1999, and 1998, respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of various external mutual funds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administration fees, and mortality and expense risk charges.

        Policy Reserves - Life insurance reserves of $137,516 and $93,315 at December 31, 2000 and 1999, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $141 and $119 are carried at contractholders' account value at December 31, 2000 and 1999, respectively.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, the Company was required to implement the provisions of SAB No. 101 no later than the fourth quarter of the fiscal year ending December 31, 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition policies.




        Recognition of Premium Income and Expenses - Life insurance premiums are recognized when due. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period, and are realized as assessed and earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies impact income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered.

        Regulatory Requirements - In accordance with the requirements of the State of New York, the Company must demonstrate adequate capital, as defined. At December 31, 2000, the Company was in compliance with the requirement.

        The Company is also required to maintain an investment deposit in the amount of $5,000 in cash or investment certificates with the New York Insurance Commissioner for the protection of policyholders in the event the Company is unable to satisfactorily meet its contractual obligations. A United States Treasury obligation, whose cost approximates market value, was designated to meet this requirement at December 31, 2000.

        Reclassifications - Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 presentation.

3. RELATED-PARTY TRANSACTIONS

        The Company and the Parent Corporation have service agreements whereby the Parent Corporation administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio, and whereby, the Company provides certain services for the Parent Corporation. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force. These transactions are summarized as follows:



                                                      Years Ended
                                                      December 31,

                                                      -------------------------------------

                                                      2000         1999         1998

        ============================================  -----------  -----------  -----------

        Investment management expense

        ============================================

          (included in net investment income)       $      128   $       96   $       47

        ============================================

        Administrative services

        ============================================

          (included in operating expenses)                 (19)         (28)         (48)

        ============================================

==========================================================================================================


        The Company and the Parent Corporation have an agreement whereby the Parent Corporation has committed to provide certain financial support related to maintaining adequate regulatory surplus and liquidity.

4. REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life. Life insurance policies are first reinsured to the Parent Corporation up to a maximum of $1,250 of coverage per individual life. Any excess amount is reinsured to a third party.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2000 and 1999, the reinsurance receivable had a carrying value of $1,924 and $1,426, respectively.

        Total reinsurance premiums ceded to the Parent Corporation in 2000, 1999, and 1998 were $77, $43, and $61, respectively.

        On December 1, 1999, the Company entered into an assumption reinsurance agreement with Anthem Health & Life Insurance Company of New York (AH&L
        NY), to acquire a block of life and health insurance business. The Company also agreed to the assignment of a coinsurance agreement between the Parent and AH&L NY on certain policies that would not be transferred to the Company via assumption reinsurance. The business primarily consists of administration services only and stop loss policies. The Company assumed $7,904 of policy reserves and miscellaneous assets and liabilities in exchange for equal consideration from AH&L NY and the Parent.




        The following schedule details life insurance in force and life and accident/health premiums:




                                           Ceded         Assumed                     Percentage
                                           Primarily to  Primarily                   of Amount
                            Gross          the Other     From Other   Net            Assumed
                            Amount         Companies     Companies    Amount         To Net

                            -------------  ------------- -----------  -------------  -----------

        December 31, 2000:
          Life insurance in force:
            Individual    $    468,463   $    125,222   $           $    343,241        0.0%
            Group              623,454                                   623,454        0.0%

                            -------------  ------------- -----------  -------------

          Total           $  1,091,917   $    125,222   $           $    966,695

                            =============  ============= ===========  =============


          Premium Income:
            Life          $      3,193   $         76   $           $      3,117        0.0%
        insurance
                                 8,591             76        1,933        10,448       18.5%
        Accident/health

                            -------------  ------------- -----------  -------------

          Total           $     11,784   $        152   $    1,933  $     13,565

                            =============  ============= ===========  =============


        December 31, 1999:
          Life insurance in force:
            Individual    $    329,346   $    125,688   $           $    203,658        0.0%
            Group            1,075,000                                 1,075,000        0.0%

                            -------------  ------------- -----------  -------------

          Total           $  1,404,346   $    125,688   $           $  1,278,658

                            =============  ============= ===========  =============


          Premium Income:
            Life          $        685   $         57   $       93  $        721       12.9%
        insurance
                                 9,471          1,064           23         8,430        0.3%
        Accident/health

                            -------------  ------------- -----------  -------------

          Total           $     10,156   $      1,121   $      116  $      9,151

                            =============  ============= ===========  =============


        December 31, 1998:
          Life insurance in force:
            Individual    $    251,792   $    173,773   $           $     78,019        0.0%
            Group                                                                       0.0%

                            -------------  ------------- -----------  -------------

          Total           $    251,792   $    173,773   $           $     78,019

                            =============  ============= ===========  =============


          Premium Income:
            Life          $              $              $           $                   0.0%
        insurance
                                                   61                        (61)       0.0%
        Accident/health

                            -------------  ------------- -----------  -------------

          Total           $              $         61   $           $        (61)

                            =============  ============= ===========  =============



5. SUMMARY OF INVESTMENTS

        Fixed maturities owned at December 31, 2000 are summarized as follows:

                                              Gross        Gross        Estimated
                                  Amortized   Unrealized   Unrealized   Fair         Carrying
                                  Cost        Gains        Losses       Value        Value

                                  ----------  -----------  -----------  ----------   ----------

        Available-for-Sale:
          U.S. Government       $   52,169  $    1,454   $       25   $   53,598  $    53,598
        Agencies
          Collateralized
        mortgage
            obligations              9,953                      237        9,716        9,716
          Public utilities           7,000         218                     7,218        7,218
          Corporate bonds           29,029         160          991       28,198       28,198
          Asset backed              50,371       1,743          213       51,901       51,901
        securities

                                  ----------  -----------  -----------  ----------   ----------

                                $  148,522  $    3,575   $    1,466   $  150,631  $   150,631

                                  ==========  ===========  ===========  ==========   ==========


        Fixed maturities owned at December 31, 1999 are summarized as follows:

                                              Gross        Gross        Estimated
                                  Amortized   Unrealized   Unrealized   Fair         Carrying
                                  Cost        Gains        Losses       Value        Value

                                  ----------  -----------  -----------  ----------   ----------

        Held-to-Maturity:
          U.S. Government       $           $            $            $           $
        Agencies
          Collateralized
        mortgage
            obligations
          Public utilities           7,000           2                     7,002        7,000
          Corporate bonds           14,284                      825       13,459       14,284
          Asset backed              15,766                      892       14,874       15,766
        securities

                                  ----------  -----------  -----------  ----------   ----------

                                $   37,050  $        2   $    1,717   $   35,335  $    37,050

                                  ==========  ===========  ===========  ==========   ==========


        Available-for-Sale:
          U.S. Government       $   22,917  $            $      635   $   22,282  $    22,282
        Agencies
          Collateralized
        mortgage
            obligations             19,952                    1,371       18,581       18,581
          Public utilities
          Corporate bonds           15,007                    1,025       13,982       13,982
          Asset backed              19,864                      560       19,304       19,304
        securities

                                  ----------  -----------  -----------  ----------   ----------

                                $   77,740  $            $    3,591   $   74,149  $    74,149

                                  ==========  ===========  ===========  ==========   ==========


  The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        See Note 6 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 2000, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                               Available-for-Sale

                                             ------------------------

                                             Amortized    Estimated
                                             Cost         Fair Value

                                             -----------  -----------

        Due in one year or less            $    2,634   $    2,767
        Due after one year through five        18,102       18,815
        years
        Due after five years through ten       47,308       47,333
        years
        Due after ten years                     2,298        2,254
        Mortgage-backed securities             27,808       27,561
        Asset-backed securities                50,372       51,901

                                             -----------  -----------

                                           $  148,522   $  150,631

                                             ===========  ===========


        Proceeds from sales of securities available-for-sale were $44,237, $15,158, and $68,109 during 2000, 1999, and 1998, respectively. The realized gains on such sales totaled $296, $15, and $201 for 2000, 1999, and 1998, respectively. The realized losses totaled $229, $21, and $127 for 2000, 1999, and 1998, respectively.

        During 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $645 unrealized gain associated with this transfer in other comprehensive income, net of tax.

6. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                  December 31,

                                             --------------------------------------------------

                                             2000                      1999

                                             ------------------------  ------------------------

                                             Carrying     Estimated    Carrying     Estimated
                                             Amount       Fair Value   Amount       Fair Value

                                             -----------  -----------  -----------  -----------

        ASSETS:
          Fixed maturities and short-term
            Investments                    $  166,538   $  166,538   $  112,799   $  111,084
        LIABILITIES:
          Annuity contract reserves
        without
            life contingencies                    141          141          119          119

        The estimated fair value of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        The fair value of annuity contract reserves without life contingencies are estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.




        The carrying amounts for receivables and liabilities reported in the balance sheet approximate fair value due to their short-term nature.

7. FEDERAL INCOME TAXES

The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                  2000           1999           1998

                                              -----------    -----------    ------------

        Federal tax rate                          35.0   %       35.0   %       35.0    %
        Change in tax rate resulting from:
          State taxes                              5.6            4.6            6.8
          Other                                   (0.9)          (1.1)           1.4

                                              -----------    -----------    ------------

        Total                                     39.7   %       38.5   %       43.2    %

                                              ===========    ===========    ============


        Temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2000 and 1999, are as follows:

                                        2000                   1999

                                        --------------------   --------------------


                                        Deferred   Deferred    Deferred   Deferred
                                        Tax        Tax         Tax        Tax
                                        Asset      Liability   Asset      Liability

                                        ---------  ---------   ---------  ---------

        Policy reserves               $    204              $     128
        Deferred policy
          acquisition costs                      $     601              $     596
        Deferred acquisition
          cost proxy tax                 2,226                  1,312
        Investment assets                              753      1,254
        State taxes                         31                                 48

                                        ---------  ---------   ---------  ---------

        Total deferred taxes          $  2,461   $   1,354  $   2,694   $     644

                                        =========  =========   =========  =========


        Amounts related to investment assets above include $738 and $(1,256) related to the unrealized gains (losses) on the Company's fixed maturities available-for-sale at December 31, 2000, and 1999, respectively. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized.

        The Company and its Parent have entered into an income tax allocation agreement whereby the Parent could file a consolidated federal income tax return. Under the agreement the Company is responsible for and will receive the benefits of any income tax liability or benefit computed on a separate basis. In 2000, the Company will file on a consolidated basis with its Parent.




8. COMPREHENSIVE INCOME

        Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130 "Reporting Comprehensive Income". This Statement establishes new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholder's equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income (loss).

        Other comprehensive income (loss) at December 31, 2000 is summarized as follows:

                                                                Tax
                                               Before-Tax       (Expense)       Net-of-Tax
                                               Amount           or Benefit      Amount

                                               --------------   --------------  ---------------

        Unrealized gains on
          available-for-sale securities:
          Unrealized holding gains
            arising during the period        $        5,700  $        (1,995) $        3,705

                                               --------------   --------------  ---------------

          Net unrealized gains                        5,700           (1,995)          3,705
        Reserve and DAC adjustment                     (444)             155            (289)

                                               --------------   --------------  ---------------

        Other comprehensive income (loss)    $        5,256  $        (1,840) $        3,416

                                               ==============   ==============  ===============


        Other comprehensive income (loss) at December 31, 1999 is summarized as follows:

                                                                Tax
                                               Before-Tax       (Expense)       Net-of-Tax
                                               Amount           or Benefit      Amount

                                               --------------   --------------  ---------------

        Unrealized gains on
          available-for-sale securities:
          Unrealized holding gains
            Arising during the period        $       (5,425) $         1,900  $       (3,525)

                                               --------------   --------------  ---------------

          Net unrealized gains                       (5,425)           1,900          (3,525)
        Reserve and DAC adjustment                      729             (255)            474

                                               --------------   --------------  ---------------

        Other comprehensive income (loss)    $       (4,696) $         1,645  $       (3,051)

                                               ==============   ==============  ===============



        Other comprehensive income at December 31, 1998 is summarized as follows:

                                                                Tax
                                               Before-Tax       (Expense)       Net-of-Tax
                                               Amount           or Benefit      Amount

                                               --------------   --------------  ---------------

        Unrealized gains on
          available-for-sale securities:
          Unrealized holding gains
            Arising during the period        $        1,826  $          (639) $        1,187

                                               --------------   --------------  ---------------

          Net unrealized gains                        1,826             (639)          1,187
        Reserve and DAC adjustment                     (730)             255            (475)

                                               --------------   --------------  ---------------

        Other comprehensive income           $        1,096  $          (384) $          712

                                               ==============   ==============  ===============


9. SEGMENT INFORMATION

        During 2000 and 1999, the Company had two reportable segments: Employee Benefits and Financial Services. During 1998, the Company had only one reportable segment, Financial Services. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately, as each segment has unique distribution channels. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment primarily markets products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. In both 2000 and 1999 the Financial Services segment sold large dollar bank-owned life insurance policies to a limited number of customers. Accordingly, these transactions account for the majority of the investment assets and reserves, and significantly impact the results of operations, of this segment.

        The accounting policies of the segments are the same as those described in Note 2. The Company evaluates performance based on profit or loss from operations after income taxes.

        The Company's operations are not materially dependent on one or a few customers, brokers, or agents.




        Summarized segment financial information for the year ended and as of December 31, 2000 was as follows:

        Operations:                            Employee         Financial
                                               Benefits         Services        Total

                                               --------------   --------------  ---------------

        Revenue:
          Premium income                     $       13,467  $            98  $       13,565
          Fee income                                  6,215              362           6,577
          Net investment income                       1,111            9,222          10,333
          Realized investment gains                                       67              67

                                               --------------   --------------  ---------------

        Total revenue                                20,793            9,749          30,542
        Benefits and Expenses:
          Benefits                                   14,431            7,261          21,692
          Operating expenses                          4,087            1,373           5,460

                                               --------------   --------------  ---------------

        Total benefits and expenses                  18,518            8,634          27,152

        Net operating income before
          Income taxes                                2,275            1,115           3,390
        Income taxes                                    908              438           1,346

                                               --------------   --------------  ---------------

        Net income                           $        1,367  $           677  $        2,044

                                               ==============   ==============  ===============


        Assets:
        Investment assets                    $       16,906  $       149,284  $      166,538
        Other assets                                 24,207           10,050          33,909
        Separate account assets                                       47,359          47,359

                                               --------------   --------------  ---------------

        Total assets                         $       41,113  $       206,693  $      247,806

                                               ==============   ==============  ===============


        Summarized segment financial information for the year ended and as of December 31, 1999 was as follows:

        Operations:                            Employee         Financial
                                               Benefits         Services        Total

                                               --------------   --------------  ---------------

        Revenue:
          Premium income                     $        9,195  $           (51) $        9,144
          Fee income                                    430              262             692
          Net investment income                                        6,278           6,278
          Realized investment gains (losses)                              (6)             (6)

                                               --------------   --------------  ---------------

        Total revenue                                 9,625            6,483          16,108
        Benefits and Expenses:
          Benefits                                    8,378            4,600          12,978
          Operating expenses                            505              961           1,466

                                               --------------   --------------  ---------------

        Total benefits and expenses                   8,883            5,561          14,444

        Net operating income before
          Income taxes                                  741              923           1,664
        Income taxes                                    295              346             641

                                               --------------   --------------  ---------------

        Net income                           $          446  $           577  $        1,023

                                               ==============   ==============  ===============


        Assets:
        Investment assets                    $               $       112,799  $      112,799
        Other assets                                  7,851           11,179          19,030
        Separate account assets                                       39,881          39,881

                                               --------------   --------------  ---------------

        Total assets                         $        7,851  $       163,859  $      171,710

                                               ==============   ==============  ===============



10.  ACQUISITION

  On October 6, 1999, the Parent entered into a purchase and sale agreement (the Agreement) with First Allmerica Financial Corporation (Allmerica) to acquire, via assumption reinsurance, Allmerica's group life and health insurance business on March 1, 2000. The policies resident in the State of New York have been assigned to the Company as part of the Agreement. This business primarily consists of administrative services only and stop loss policies. The in-force business will be immediately coinsured back to Allmerica and is expected to be underwritten and retained by the Company upon each policy renewal date. The purchase price, as defined in the Agreement, will be based on a percentage of the amount in-force at March 1, 2000 contingent on the persistency of the block of business through March 2001. Management does not expect the purchase price to have a material impact on the Company's financial statements.

11.  DIVIDEND RESTRICTIONS AND CODIFICATION

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                       2000          1999           1998

        ============================   ------------  ------------   ------------

                                       (Unaudited)

        ============================

        Net income (loss)           $        27    $     1,202   $     (2,182)

        ============================

        Capital and surplus              26,999         29,289         12,808

        ============================


  In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The New York Division of Insurance will require adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification as modified by the New York Division of Insurance will increase statutory net worth as of January 1, 2001, by approximately $2,795 (Unaudited). (The modifications adopted by the New York Division of Insurance had the effect of decreasing the effect on statutory net worth by approximately $2,901 (Unaudited).)

        As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. In addition, the maximum amount of dividends, which can be paid to stockholders, is subject to restrictions relating to statutory surplus and statutory adjusted net investment income. The Company should be able to pay dividends of $2,700 in 2001. The Company paid no dividends in 2000 and 1999. Dividends are paid as determined by the Board of Directors.






R:\Board\2000\1gwla.doc








* On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio ("Van Kampen Portfolio") were merged into the Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio ("Morgan Stanley Portfolio"). The Van Kampen Portfolio was terminated following the merger. The Sub-Account that had invested in the Van Kampen Portfolio until that time began investing investing in the Morgan Stanley Portfolio. As a result, both the standardized and non-standardized performance shown above reflects only the performance of the Morgan Stanley Portfolio and not that of the Van Kampen Portfolio.

* On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio after that date.








                               VARIABLE ANNUITY-1 SERIES ACCOUNT



                                  Flexible Premium Deferred
                       Combination Variable and Fixed Annuity Contracts


                                           issued by


                       First Great-West Life & Annuity Insurance Company
                                   125 Wolf Road, Suite 110
                                    Albany, New York 12205
                                   Telephone: (800) 537-2033






                              STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2001, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173920, Denver, Colorado 80217-3920 or at 1-800-838-0649.


                         The date of this Statement of Additional Information is May 1, 2001.






                                       TABLE OF CONTENTS


                                                                       Page

GENERAL INFORMATION.....................................................B-3
FIRST GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT.............................B-3
CALCULATION OF ANNUITY PAYMENTS.........................................B-3
POSTPONEMENT OF PAYMENTS................................................B-4
SERVICES................................................................B-4
        - Safekeeping of Series Account Assets..........................B-4
        - Experts.......................................................B-4
        - Principal Underwriter.........................................B-5
        - Administrative Services Agreement.............................B-5
WITHHOLDING.............................................................B-5
CALCULATION OF PERFORMANCE DATA.........................................B-5
FINANCIAL STATEMENTS....................................................B-7

                                      GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                       FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


First Great-West Life & Annuity Insurance Company (the "Company" or "First GWL&A"), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York and Iowa. It was qualified to do business on May 28, 1997. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, a Colorado stock life insurance company, which is an indirect wholly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 80.2% by Power Financial Corporation of Canada, a financial services company. ___ Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.


                                CALCULATION OF ANNUITY PAYMENTS

        A.     Fixed Annuity Options


               The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payment Commencement Date, the Annuity Account Value held in the Guarantee Period Fund , with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.


        B.     Variable Annuity Options

               To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

               The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Variable Sub-Account.

                                   POSTPONEMENT OF PAYMENTS

               With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                           SERVICES

        A.     Safekeeping of Series Account Assets


               The assets ofthe Series Account are held by First GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First GWL&A. First GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian), which covers all officers and employees of First GWL&A.


        B.     Experts

               The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for First GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.


               The financial statements of First GWL&A as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 incorprated by reference in the Prospectus and the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 2000 and 1999 included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing therein and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



        C.     Principal Underwriter


        The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by Schwab was zero for the last three fiscal years.


        D.     Administrative Services Agreement


        First GWL&A and Great-West Life & Annuity Insurance Company ("GWL&A") have entered into an Administrative Services Agreement dated May 15, 1997, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First GWL&A. In addition, certain of GWL&A's property, equipment, personnel and facilities are made available for First GWL&A for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.


                                          WITHHOLDING

               Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

               Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.


                                CALCULATION OF PERFORMANCE DATA

A.      Yield and Effective Yield Quotations for the Money Market Sub-Account
        ---------------------------------------------------------------------


        The yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


                      EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.


        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-Account's mean account size. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account and the Underlying Portfolio are excluded from the calculation of yield and effective yield.



B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)
--------------------------------------------------------------------------------


        The total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for the 1, 5, and 10 year periods (or since inception if less) . The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                         P(1+T)n = ERV


        Where:        P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      NI.C.= number of years

                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period


        For purposes of the total return quotations for these Sub-Accounts, the calculations take into effect all recurring fees that are charged to Owner's Account , and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period. This type of performance data is refferred to as standardized performance.

        In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception of the Sub-Account. This is possible in cases where the underlying Portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the underlying Portfolio established a performance track record even before the Sub-Account was created. In the case of a Sub-Account that was recently created, there will be no standardized performance to show because the Sub-Account will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. Both standardized performance and non-standardized performance utilize the same calculation method which reflects deductions for the highest level of recurring charges under the Contract. The yield quotations for these Sub-Accounts set forth in the Prospectus are based on the thirty-day period ended on December 31, 2000, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                                  YIELD = 2[((a-b)cd +1)6 -1]

          Where: a = net investment income earned during the period by the corresponding portfolio of the Fund attributable to shares owned by the Sub-Account.

                    b    =   expenses   accrued   for   the   period   (net   of
                         reimbursements).

                    c = the average daily number of Accumulation Units outstanding during the period.

                    d = the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size.


                                     FINANCIAL STATEMENTS

        The financial statements of First GWL&A as contained in the prospectus should be considered only as bearing upon First GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                               VARIABLE ANNUITY-1 SERIES ACCOUNT

                                     Financial Statements


INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
    Variable Annuity-1 Series Account of
    First Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2000, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company as of December 31, 2000, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
February 26, 2001





VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------


ASSETS
Investments in the underlying funds:                        Shares          Cost           Value
                                                            ------          -----          -----

Alger American Fund          Growth                              91,240  $ 5,339,941  $   4,312,913
American Century VP Funds    International                      139,966    1,395,064      1,431,857
Baron Funds                  Capital Asset Fund                  35,930      600,070        620,153
Berger Funds                 IPT Small Co Growth                111,472    2,868,323      2,408,903
Deutsche Bank                BT Fds Trust EAFE Equity             5,885       71,391         65,557
                             Index
Deutsche Bank                BT Fds Trust Small Cap               4,259       49,968         47,276
                             Index
Dreyfus Family Of Funds      VIF Capital Appreciation            12,317      503,888        479,259
Dreyfus Family Of Funds      VIF Growth & Income                 22,153      554,202        520,144
Federated Services Company   American Leaders Fund II            65,891    1,345,462      1,352,083
Federated Services Company   Fund For U.S. Govt Sec II          102,734    1,099,771      1,141,370
Federated Services Company   Utility Fund II                      4,940       66,091         61,458
INVESCO                      High Yield                          98,340    1,153,028        990,280
INVESCO                      Industrial Income                  106,524    2,057,628      2,206,113
INVESCO                      VIF Technology Fund                 46,185    1,902,782      1,310,273
Janus Aspen Funds            Flexible Income                     33,364      379,269        382,347
Janus Aspen Funds            Growth                             175,923    5,220,612      4,658,449
Janus Aspen Funds            International Growth                51,286    1,908,180      1,584,732
Janus Aspen Funds            Worldwide Growth                   161,973    6,117,549      5,989,770
Montgomery Funds             Variable Series Growth              19,524      359,349        303,405
Prudential Series Fund, Inc. Equity Portfolio                     7,285      206,137        178,564
Safeco                       RST Equity Portfolio                26,704      849,969        733,299
Safeco                       Safeco RST Growth                    9,753      222,805        183,456
Schwab                       Market Track Growth Port            52,315      766,132        774,781
                             II
Schwab                       Money Market                     7,651,330    7,651,330      7,651,330
Schwab                       S & P 500                          212,408    4,294,471      4,039,994
Scudder Funds/Scudder Svc    Capital Growth A                     6,987      185,371        161,193
Corp
Scudder Funds/Scudder Svc    Growth & Income A                    9,001       97,648         93,432
Corp
Strong Capital Mgmt Inc.     VF Schafer Value                    25,850      254,317        253,070
Universal Inst Fund (CGFSC)  US Real Estate TUIF                 15,467      175,123        178,035
                             Portfolio

                                                                         ------------ --------------


Total Investments                                                         47,695,871     44,113,496

                                                                         ============


Other assets and
liabilities:
Premiums due and accrued
                                                                                              4,955
Due to Great-West Life &  Annuity Insurance Company
                                                                                            (9,995)

                                                                                      --------------


NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL                                 $  44,108,456

                                                                                      ==============






VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                 American      American
                                      Alger          Alger      Century VP    Century                     Banker
                                    American       American       Capital     VP              Banker      Trust        Baron
                                     Growth        Small-Cap    Appreciation  International Trust EAFE    Small        Capital
                                    Portfolio      Portfolio       Fund       Investment      Equity      Cap          Asset
                                      Fund           Fund       Investment    Fund          Index Fund    Index        Fund
                                   Investment     Investment     Division     Investment    Investment    Fund         Investment
                                    Division       Division                    Division      Division     Investment   Division
                                                                                                          Division

                                 -------------- -------------- ------------- ------------  ------------- -----------  -----------


INVESTMENT INCOME                $     671,444  $          -  $          -  $     16,503  $      1,093  $       245  $     1,245

EXPENSES - mortality and expense        42,693           503           111         7,421           285          340        4,441
risks:

                                 -------------- ------------- ------------- ------------- ------------- ------------ ------------


NET INVESTMENT INCOME (LOSS)           628,751         (503)         (111)         9,082           808         (95)      (3,196)

                                 -------------- ------------- ------------- ------------- ------------- ------------ ------------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on           512,397       162,481        46,854        51,032           205        3,224       12,543
investments

Net change in unrealized
appreciation
(depreciation) on investments      (1,990,328)      (76,341)      (28,270)     (211,232)       (6,068)      (4,588)     (25,809)

                                 -------------- ------------- ------------- ------------- ------------- ------------ ------------


NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:             (1,477,931)        86,140        18,584     (160,200)       (5,863)      (1,364)     (13,266)

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS        $   (849,180)  $     85,637  $     18,473  $  (151,118)  $    (5,055)  $   (1,459)  $  (16,462)

                                 ============== ============= ============= ============= ============= ============ ============


See notes to financial statements



                                                                                                                        (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------------------

                                        Berger                                                                          INVESCO
                                       IPT          Dreyfus      Dreyfus       Federated    Federated                  VIF High
                                       Small           VIF       VIF           American     Fund for                   Yield
                                       Company       Capital     Growth &      Leaders      U.S.          Federated    Portfolio
                                       Growth      Appreciation  Income        Fund II      Government    Utility      Fund
                                       Fund           Fund       Fund          Investment   Securities    Fund II      Investment
                                       Investment  Investment    Investment     Division    II            Investment    Division
                                       Division     Division      Division                  Investment     Division
                                                                                             Division

                                     ------------ ------------- ------------ ------------- ------------ ------------- ------------


INVESTMENT INCOME                    $    37,772  $      8,401  $    21,412  $    56,901  $     41,319  $      2,122 $      9,265

EXPENSES - mortality and expense          22,736         2,033        3,542       12,055         8,123           491       11,571
risks:

                                     ------------ ------------- ------------ ------------ ------------- --------------------------


NET INVESTMENT INCOME (LOSS)              15,036         6,368       17,870       44,846        33,196         1,631      (2,306)

                                     ------------ ------------- ------------ ------------ ------------- --------------------------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on              602,458        17,398          922     (37,565)       (5,544)       (4,636)     (59,939)
investments

Net change in unrealized
appreciation
(depreciation) on investments          (972,923)      (45,038)     (44,974)      (8,994)        67,526       (4,425)    (106,890)

                                     ------------ ------------- ------------ ------------ ------------- --------------------------


NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                 (370,465)      (27,640)     (44,052)     (46,559)        61,982       (9,061)    (166,829)

NET INCREASE (DECREASE) IN NET
ASSETS
RESULTING FROM OPERATIONS            $ (355,429)  $   (21,272)  $  (26,182)  $   (1,713)  $     95,178  $    (7,430) $  (169,135)

                                     ============ ============= ============ ============ ============= ==========================


See notes to financial statements


                                                                                                                        (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------------------------

                                  INVESCO
                                    VIF                     INVESCO      Janus         Janus
                                Industrial     INVESCO      VIF Total    Aspen         Aspen                      Janus Aspen
                                  Income       VIF          Return       Aggressive    Flexible        Janus      International
                                 Portfolio     Technology   Portfolio    Growth        Income          Aspen         Growth
                                   Fund        Fund         Fund         Portfolio     Portfolio      Growth       Portfolio
                                Investment     Investment   Investment   Fund          Fund          Portfolio        Fund
                                 Division       Division     Division    Investment    Investment      Fund        Investment
                                                                          Division      Division    Investment      Division
                                                                                                     Division

                              -------------- ------------- ------------ ------------  ------------ ------------- --------------


INVESTMENT INCOME             $     125,777  $      2,742 $          - $          -  $     13,664   $   419,332  $      73,775

EXPENSES - mortality and             18,376        13,818          222        1,199         1,591        43,826         10,608
expense risks:

                              -------------- --------------------------------------- -------------  ------------ --------------


NET INVESTMENT INCOME (LOSS)        107,401      (11,076)        (222)      (1,199)        12,073       375,506         63,167

                              -------------- --------------------------------------- -------------  ------------ --------------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on          55,866     (427,262)     (22,717)      545,210       (1,880)       508,232        168,785
investments

Net change in unrealized
appreciation
(depreciation) on investments      (76,297)     (592,509)        8,308    (323,803)         5,028    (1,804,848)     (517,017)

                              -------------- --------------------------------------- -------------  ------------ --------------


NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:             (20,431)    (1,019,771)    (14,409)      221,407         3,148    (1,296,616)     (348,232)

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS     $      86,970  $ (1,030,847)$   (14,631) $    220,208  $     15,221   $ (921,110)  $   (285,065)

                              ============== ======================================= =============  ============ ==============


See notes to financial statements

                                                                                                                         (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


------------------------------------------------------------------------------------------------------------------------------------

                                           Janus
                                          Aspen                                   Prudential
                                          Worldwide    Lexington   Montgomery     Fund        Safeco       Safeco RST       Schwab
                                          Growth       Emerging     Variable      Equity      RST            Growth         Market
                                          Portfolio    Markets       Series:      Portfolio   Equity        Portfolio       Track
                                          Fund         Fund          Growth       Fund        Portfolio       Fund          Growth
                                          Investment   Investment     Fund        Investment  Fund         Investment     Portfolio
                                          Division     Division    Investment     Division    Investment    Division       II Fund
                                                                    Division                  Division                    Investment
                                                                                                                           Division

                                         -----------  ----------- ------------- ------------ -----------  ------------- -----------


INVESTMENT INCOME                        $   506,330 $         -  $     22,479  $    26,133  $     5,618  $     20,011 $    12,951

EXPENSES - mortality and expense risks:       50,563          18         2,601          305        7,834         1,760       5,844

                                         ------------------------ ------------- ------------ ------------ -------------------------


NET INVESTMENT INCOME (LOSS)                 455,767        (18)        19,878       25,828      (2,216)        18,251       7,107

                                         ------------------------ ------------- ------------ ------------ -------------------------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments      379,945       7,962         7,187        (404)     (18,637)       (2,900)      25,134

Net change in unrealized appreciation
(depreciation) on investments             (1,909,167)    (4,687)      (69,146)     (27,573)    (105,192)      (60,204)    (75,825)

                                         ------------------------ ------------- ------------ ------------ -------------------------


NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                    (1,529,222)      3,275      (61,959)     (27,977)    (123,829)      (63,104)    (50,691)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $(1,073,455)$     3,257  $   (42,081)  $   (2,149)  $ (126,045)  $   (44,853) $  (43,584)

                                         ======================== ============= ============ ============ =========================


See notes to financial statements

                                                                                                                        (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                        --------------------------------------------------------------------------------------------
----------------------------------------  ----------- ------------ ----------- ------------- ------------ ------------- ------------

                                           Schwab
                                          Money        Schwab       Scudder      Scudder      SteinRoe
                                          Market       S & P 500    Capital      Growth &     Capital       Strong       Strong VF
                                          Portfolio    Portfolio    Growth       Income       Appreciation  Discovery    Schafer
                                          Fund         Fund         Fund A       Fund A       Fund          Fund II      Value
                                          Investment   Investment   Investment   Investment   Investment    Investment   Fund
                                           Division     Division    Division      Division     Division      Division    Investment
                                                                                                                          Division

                                         ------------ ------------ ----------- ------------- ------------ ------------- ------------


INVESTMENT INCOME                        $   351,601  $   52,099  $     13,120  $     1,930  $          -  $         - $      1,103

EXPENSES - mortality and expense risks:       51,288      34,242         1,145          541            99           73          820

                                         ------------ ----------- ------------- ------------ ------------- -------------------------


NET INVESTMENT INCOME (LOSS)                 300,313      17,857        11,975        1,389          (99)         (73)          283

                                         ------------ ----------- ------------- ------------ ------------- -------------------------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments            -     482,375        10,292         (48)        41,424       13,519      (8,399)

Net change in unrealized appreciation
(depreciation) on investments                      -   (1,033,411)    (41,789)      (3,845)      (19,485)      (6,787)        7,005

                                         ------------ ----------- ------------- ------------ ------------- -------------------------


NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                             -   (551,036)      (31,497)      (3,893)        21,939        6,732      (1,394)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $   300,313  $(533,179)  $   (19,522)  $   (2,504)  $     21,840  $     6,659 $    (1,111)

                                         ============ =========== ============= ============ ============= =========================


See notes to financial statements


                                                                                                                         (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                        ---------------------------------------------------------------------
---------------------------------------------------- -------------------------------- -----------------------


                                                                       Van Kampen
                                          Universal      Van Eck        American
                                          Inst Fd       Worldwide    Capital L.I.T.
                                          Real            Hard          - Morgan
                                          Estate         Assets       Stanley Real
                                          Portfolio       Fund           Estate            Total Variable
                                          Investment   Investment      Securities        Annuity - 1 Series
                                          Division      Division     Portfolio Fund            Account
                                                                       Investment
                                                                        Division

                                         ----------- -------------------------------- -----------------------


INVESTMENT INCOME                        $     3,736 $        111  $           5,467  $            2,525,701

EXPENSES - mortality and expense risks:          408           14                498                 364,038

                                         ------------------------- ------------------ -----------------------


NET INVESTMENT INCOME (LOSS)                   3,328           97              4,969               2,161,663

                                         ------------------------- ------------------ -----------------------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments        1,854         (75)              3,068               3,070,361

Net change in unrealized appreciation
(depreciation) on investments                  2,912        (619)              1,699            (10,105,606)

                                         ------------------------- ------------------ -----------------------


NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                         4,766        (694)              4,767             (7,035,245)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $     8,094 $      (597)  $           9,736  $          (4,873,582)

                                         ------------------------- ------------------ -----------------------


See notes to financial statements


                                                                                                                        (Continued)




VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------


                                                                                  American Century      American Century VP
                                                            Alger American           VP Capital            International
                               Alger American Growth        Small-Cap Fund       Appreciation Fund        Investment Fund
                                       Fund
                                Investment Division      Investment Division         Investment         Investment Division
                                                                                      Division

                            -------------------------------------------------- --------------------- -------------------------


                                   2000         1999        2000        1999        2000      1999        2000         1999
                                   -----        -----       -----       -----       -----     -----       -----        ----
                                                           (1)                     (2)
FROM OPERATIONS:
Net investment income       $     628,751  $   275,024 $    (503)  $   34,265  $   (111) $    (562)  $    9,082 $     (3,007)
  (loss)
Net realized gain (loss)          512,397      268,946    162,481      29,637     46,854      6,666      51,032        40,935

Net change in unrealized
appreciation
(depreciation)
on investments                (1,990,328)      523,035   (76,341)      38,406    (28,270)    25,170    (211,232)      230,904

                            -------------- ----------------------- ----------- --------------------- -------------------------




Increase (decrease) in net      (849,180)    1,067,005     85,637     102,308     18,473     31,274    (151,118)      268,832
asset resulting
from operations

                            -------------- ----------------------- ----------- --------------------- -------------------------


FROM UNIT TRANSACTIONS
( by category):

Purchase payments                  50,061      118,788          -       2,752          -     33,848      63,656         6,283

Redemptions                     (332,191)     (37,405)      (366)     (2,113)          -        (3)        (78)       (7,162)

Net transfers                     345,053    1,311,221   (439,820)   (17,591)    (90,936)  (27,660)     175,826       314,242

                            -------------- ----------------------- ----------- --------------------- -------------------------



Increase (decrease) in net         62,923    1,392,604   (440,186)   (16,952)    (90,936)     6,185     239,404       313,363
assets resulting
from unit transactions

                            -------------- ----------------------- ----------- --------------------- -------------------------


INCREASE (DECREASE) IN           (786,257)    2,459,609   (354,549)     85,356    (72,463)    37,459      88,286       582,195
NET ASSETS

NET ASSETS:
Beginning of year               5,098,208    2,638,599    354,549     269,193     72,463     35,004     765,115       182,920

                           --------------- ----------------------- ----------- --------------------- -------------------------

End of year                $    4,311,951  $ 5,098,208 $        -  $  354,549  $       - $   72,463  $  853,401 $     765,115

                           =============== ======================= =========== ===================== =========================


                           (1) The Investment Division
                           ceased ________ (6) Fund
                           Transfer Effective September 25,
                           2000. The operations on March
                           31, 2000 ______________
                           underlying fund transferred from
                           Van Kampen (2) The Investment
                           Division ceased ___________
                           American Capital L.I.T- Morgan
                           Stanley Real Estate to
                           operations on March 10, 2000
                           ___________________________
                           Universal Institutional fund US
                           Real Estate
See                        notes to financial statements
                           _______________ (3) The
                           Investment Division commenced
                           _____ (7) Fund Transfer
                           Effective September 25, 2000.
                           The operations on March 01, 2000
                           ______________ underlying fund
                           transferred from Van Kampen (4)
                           The Investment Division ceased
                           ___________ American Capital
                           L.I.T- Morgan Stanley Real
                           Estate to operations on March
                           24, 2000
                           ___________________________
                           Universal Institutional fund US
                           Real Estate (5) The Investment
                           Division ceased operations on
                           March 31, 2000



                                                                                                                         (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------


                                     Banker Trust EAFE     Banker Trust Small       Baron Capital         Berger IPT Small
                                     Equity Index Fund       Cap Index Fund           Asset Fund         Company Growth Fund
                                    Investment Division   Investment Division    Investment Division     Investment Division

                                    -------------------- ---------------------- ----------------------------------------------


                                       2000       1999       2000        1999       2000        1999       2000         1999
                                       -----      -----      -----       -----      -----       -----      -----        ----

FROM OPERATIONS:
Net investment income (loss)      $     808 $      (77)  $    (95) $     1,048  $(3,196)  $     1,168 $   15,036  $   (4,874)
Net realized gain (loss) on             205       8,617      3,224       (693)    12,543         (87)    602,458       80,632
  investments
Net change in unrealized
appreciation
(depreciation)
on investments                      (6,068)         234    (4,588)       1,896   (25,809)      45,892   (972,923)     482,984

                                  ---------------------- ---------------------- --------- ----------------------- ------------




Increase (decrease) in net asset    (5,055)       8,774    (1,459)       2,251   (16,462)      46,973   (355,429)     558,742
resulting from operations

                                  ---------------------- ---------------------- --------- ----------------------- ------------


FROM UNIT TRANSACTIONS
( by category):

Purchase payments                    14,225           -     12,240           -    37,346           96     66,344        4,336

Redemptions                           (153)           -   (21,009)           -   (14,970)           -    (6,880)     (19,910)

Net transfers                        54,103     (6,346)     28,229      26,980   253,111      313,922    644,389    1,012,696

                                  ---------------------- ---------------------- --------- ----------------------- ------------



Increase (decrease) in net assets    68,175     (6,346)     19,460      26,980   275,487      314,018    703,853      997,122
resulting from unit transactions

                                  ---------------------- ---------------------- --------- ----------------------- ------------


INCREASE (DECREASE) IN NET ASSETS    63,120       2,428     18,001      29,231   259,025      360,991    348,424    1,555,864

NET ASSETS:
Beginning of year                     2,428           -     29,231           -   360,991            -   2,059,942     504,078

                                            ------------ ---------------------- --------- ----------------------- ------------
                                  ----------

End of year                       $  65,548 $     2,428  $  47,232 $    29,231  $620,016  $   360,991 $ 2,408,366 $ 2,059,942

                                  ====================== ====================== ========= ======================= ============


                                  (1) The Investment Division ceased
                                  operations on March 31, 2000 (2) The
                                  Investment Division ceased
                                  operations on March 10, 2000
See notes to financial statements (3) The Investment Division commenced operations on March 01, 2000
                                  (4) The Investment Division ceased operations
                                  on March 24, 2000
                                  (5) The Investment Division ceased operations
                                  on March 31, 2000
                                  (6) Fund Transfer Effective September 25, 2000. The underlying fund transferred from Van Kampen
                                         American Capital L.I.T-
                                  Morgan Stanley Real Estate to
                                  Universal Institutional fund US Real
                                  Estate (7) Fund Transfer Effective
                                  September 25, 2000. The underlying
                                  fund transferred from Van Kampen
                                         American Capital L.I.T- Morgan Stanley Real Estate to Universal            (Continued)
                                  Institutional fund US Real Estate

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------


                                    Dreyfus VIF Capital     Dreyfus VIF Growth     Federated American     Federated Fund for
                                     Appreciation Fund        & Income Fund          Leaders Fund II       U.S. Government
                                                                                                            Securities II
                                    Investment Division    Investment Division     Investment Division   Investment Division

                                    -------------------------------------------- ---------------------- ----------------------


                                     2000       1999        2000       1999         2000       1999       2000        1999
                                     -----      -----       -----      -----        -----      -----      -----       ----

FROM OPERATIONS:
Net investment income (loss)      $   6,368 $      1,830 $  17,870  $     9,124  $   44,846 $  144,023  $  33,196 $    54,348
investments
Net realized gain (loss) on          17,398          771       922        (335)    (37,565)     36,499    (5,544)    (26,793)
Net change in unrealized
appreciation
(depreciation)
on investments                      (45,038)      20,409   (44,974)      10,916     (8,994)   (103,725)    67,526    (39,461)

                                  --------------------------------- ------------ ---------------------- ----------------------




Increase (decrease) in net asset    (21,272)      23,010   (26,182)      19,705     (1,713)     76,797     95,178    (11,906)
resulting from operations

                                  --------------------------------- ------------ ---------------------- ----------------------


FROM UNIT TRANSACTIONS
( by category):
Purchase payments                     1,023       17,985       278        7,335       1,666     10,221     12,705      91,941

Redemptions                            (13)            -     (357)            -    (38,628)    (8,097)   (42,304)    (75,176)

Net transfers                       123,852      334,564   234,464      284,783    (383,503)    61,936    329,607   (266,993)

                                  --------------------------------- ------------ ---------------------- ----------------------



Increase (decrease) in net assets   124,862      352,549   234,385      292,118    (420,465)    64,060    300,008   (250,228)
resulting from unit transactions

                                  --------------------------------- ------------ ---------------------- ----------------------


INCREASE (DECREASE) IN NET ASSETS   103,590      375,559   208,203      311,823    (422,178)   140,857    395,186   (262,134)

NET ASSETS:
Beginning of year                   375,559            -   311,823            -    1,773,954  1,633,097   745,918   1,008,052

                                  --------------------------------- ------------ ---------------------- ----------------------

End of year                       $ 479,149 $    375,559 $ 520,026  $   311,823  $ 1,351,776$ 1,773,954 $1,141,104$   745,918

                                  ================================= ============ ====================== ======================


                                  (1) The Investment Division ceased operations
                                on 2000
                                  (2) The Investment Division ceased operations
                                on 2000
                                  (3) The Investment Division commenced operations on
                                 M000
                                  (4) The Investment Division ceased operations
                                on 2000
See notes to financial statements (5) The Investment Division ceased operations on March 31, 2000
                                  (6) Fund Transfer Effective September 25, 2000. The underlying fund transferred from Van Kampen
                                         American Capital L.I.T-
                                  Morgan Stanley Real Estate to
                                  Universal Institutional fund US Real
                                  Estate (7) Fund Transfer Effective
                                  September 25, 2000. The underlying
                                  fund transferred from Van Kampen
                                         American Capital L.I.T- Morgan Stanley Real Estate to                 (Continued)
                                  Universal Institutional fund US Real Estate


VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------


                                                  Federated          INVESCO VIF High          INVESCO VIF           INVESCO VIF
                                               Utility Fund II       Yield Portfolio        Industrial Income       Technology Fund
                                                                           Fund               Portfolio Fund
                                                 Investment        Investment Division     Investment Division   Investment Division
                                                  Division

                                              ------------------ ----------------------- ----------------------- -------------------


                                               2000      1999       2000        1999        2000        1999        2000      1999
                                               -----     -----      -----       -----       -----       -----       -----     ----
                                                                                                                     (3)
FROM OPERATIONS:

Net investment income (loss)                $   1,631  $  8,494  $  (2,306)  $  105,425  $  107,401  $   19,416  $ (11,076)   $   -
Net realized gain (loss) on investments       (4,636)    11,373    (59,939)    (87,437)      55,866      42,506    (427,262)      -
Net change in unrealized appreciation
(depreciation)
on investments                                (4,425)   (19,754)   (106,890)    103,983    (76,297)     172,620    (592,509)      -

                                            ---------- --------- ----------- ----------- ----------- ----------- ----------- -------




Increase (decrease) in net asset              (7,430)       113    (169,135)    121,971      86,970     234,542    (1,030,847)    -
resulting from operations

                                            ---------- --------- ----------- ----------- ----------- ----------- ----------- -------


FROM UNIT TRANSACTIONS ( by category):
Purchase payments                                 584        57      16,241      15,550      60,302      27,165      68,762       -

Redemptions                                   (8,916)     (733)    (129,835)   (47,529)    (146,436)   (19,275)    (523,766)      -

Net transfers                                  29,756   (230,683)  (497,308)    358,604     141,414     127,077    2,795,796      -

                                            ---------- --------- ----------- ----------- ----------- ----------- ----------- -------



Increase (decrease) in net assets              21,424   (231,359)  (610,902)    326,625      55,280     134,967    2,340,792      -
resulting from unit transactions

                                            ---------- --------- ----------- ----------- ----------- ----------- ----------- -------


INCREASE (DECREASE) IN NET ASSETS              13,994   (231,246)  (780,037)    448,596     142,250     369,509    1,309,945      -

NET ASSETS:
Beginning of year                              52,444   283,690    1,770,089  1,321,493    2,076,084   1,706,575          -       -

                                            ---------- --------- ----------- ----------- ----------- ----------- ----------- -------

End of year                                 $  66,438  $ 52,444  $  990,052  $1,770,089  $ 2,218,334 $ 2,076,084 $ 1,309,945 $    -

                                            ========== ========= =========== =========== =========== =========== =========== =======


                                            (1) The Investment Division ceased operations
                                on March 31, 2000
                                            (2) The Investment Division ceased operations
                                on March 10, 2000
                                            (3) The Investment Division commenced operations on
                                 March 01, 2000
See notes to financial statements           (4) The Investment Division ceased operations on March
                                            24, 2000
                                            (5) The Investment Division ceased operations
                                on March 31, 2000
                                            (6) Fund Transfer Effective September 25, 2000. The underlying fund transferred from Van Kampen
                                                   American Capital L.I.T-
                                            Morgan Stanley Real Estate to
                                            Universal Institutional fund US Real
                                            Estate (7) Fund Transfer Effective
                                            September 25, 2000. The underlying
                                            fund transferred from Van Kampen
                                                   American Capital L.I.T- Morgan Stanley Real Estate to                 (Continued)
                                            Universal Institutional fund US Real Estate


VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------------------------------------------------


                               INVESCO VIF Total         Janus Aspen         Janus Aspen Flexible      Janus Aspen Growth
                                Return Portfolio      Aggressive Growth     Income Portfolio Fund        Portfolio Fund
                                      Fund             Portfolio Fund
                                   Investment        Investment Division      Investment Division      Investment Division
                                    Division

                               ------------------- ---------------------- --------------------------------------------------


                                2000       1999       2000       1999         2000         1999        2000         1999
                                -----      -----      -----      -----        -----        -----       -----        ----

FROM OPERATIONS:
Net investment income (loss)  $   (222) $     990  $ (1,199) $    14,617  $    12,073  $      3,142 $  375,506  $   (3,513)
Net realized gain (loss) on    (22,717)    26,832    545,210     217,196      (1,880)          (58)    508,232      412,810
investments
Net change in unrealized
appreciation
(depreciation)
on investments                    8,308   (11,643)   (323,803)   230,457        5,028       (1,950)   (1,804,848)   909,372

                              -------------------- ---------------------- ------------ ------------------------ ------------




Increase (decrease) in net     (14,631)    16,179    220,208     462,270       15,221         1,134   (921,110)   1,318,669
asset
resulting from operations

                              -------------------- ---------------------- ------------ ------------------------ ------------


FROM UNIT TRANSACTIONS
( by category):
Purchase payments                     -    15,587          -       6,518            -           325    147,546      210,295

Redemptions                           -     (535)          -           -      (1,643)         (893)   (161,273)    (28,216)

Net transfers                  (144,683)  (458,329)  (990,659) (211,493)      288,566        79,548    516,533    1,368,935

                              -------------------- ---------------------- ------------ ------------------------ ------------



Increase (decrease) in         (144,683)  (443,277)  (990,659) (204,975)      286,923        78,980    502,806    1,551,014
net assets resulting
from unit transactions

                              -------------------- ---------------------- ------------ ------------------------ ------------


INCREASE (DECREASE) IN         (159,314)  (427,098)  (770,451)   257,295      302,144        80,114   (418,304)   2,869,683
NET ASSETS

NET ASSETS:
Beginning of year               159,314   586,412    770,451     513,156       80,114             -   5,075,674   2,205,991

                              -------------------- ---------------------- ------------ ------------------------ ------------

End of year                   $       - $ 159,314  $       - $   770,451  $   382,258  $     80,114 $ 4,657,370 $ 5,075,674

                              ==================== ====================== ============ ======================== ============


                                             (1) The Investment Division ceased operations on March
                                    31, 2000
                                             (2) The Investment Division ceased operations on March
                                    10, 2000
                                             (3) The Investment Division commenced operations on
                                 March 01, 2000
See notes to financial statements            (4) The Investment Division ceased operations on March
                                             24, 2000
                                             (5) The Investment Division ceased operations on March
                                    31, 2000
                                             (6) Fund Transfer Effective September 25, 2000. The underlying fund transferred from Van Kampen
                                                    American Capital L.I.T-
                                             Morgan Stanley Real Estate to
                                             Universal Institutional fund US
                                             Real Estate (7) Fund Transfer
                                             Effective September 25, 2000. The
                                             underlying fund transferred from
                                             Van Kampen
                                                    American Capital L.I.T- Morgan Stanley Real Estate to                (Continued)
                                             Universal Institutional fund US Real Estate


VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

---------------------------------------------------------------------------------------------------------------------------


                                      Janus Aspen             Janus Aspen             Lexington            Montgomery
                                 International Growth      Worldwide Growth        Emerging Markets     Variable Series:
                                    Portfolio Fund          Portfolio Fund               Fund              Growth Fund
                                  Investment Division     Investment Division         Investment       Investment Division
                                                                                       Division

                                 ---------------------------------------------- -------------------------------------------


                                  2000         1999       2000         1999        2000      1999       2000       1999
                                  -----        -----      -----        -----       -----     -----      -----      ----
                                                                                    (4)
FROM OPERATIONS:
Net investment income (loss)   $   63,167  $   (1,027) $  455,767  $  (21,749)  $    (18)  $   (188) $  19,878  $    (260)
Net realized gain (loss) on       168,785       33,666    379,945      328,017      7,962    (4,710)     7,187      40,081
investments
Net change in unrealized
appreciation
(depreciation)
on investments                   (517,017)     193,569   (1,909,167) 1,541,747    (4,687)     10,596   (69,146)     22,596

                               ----------- ----------------------- ------------ ---------- -------------------- -----------




Increase (decrease) in net      (285,065)     226,208   (1,073,455) 1,848,015      3,257      5,698   (42,081)     62,417
asset resulting
from operations

                               ----------- ----------------------- ------------ ---------- -------------------- -----------


FROM UNIT TRANSACTIONS
( by category):
Purchase payments                  21,205        2,466    171,734       92,228          -        141       591      11,888

Redemptions                       (9,574)            -   (269,779)    (52,701)          -          -      (31)     (2,135)

Net transfers                     552,074      509,034   1,243,271     889,190    (14,325)   (9,577)   110,244   (188,381)

                               ----------- ----------------------- ------------ ---------- -------------------- -----------



Increase (decrease) in            563,705      511,500   1,145,226     928,717    (14,325)   (9,436)   110,804   (178,628)
net assets resulting
from unit transactions

                               ----------- ----------------------- ------------ ---------- -------------------- -----------


INCREASE (DECREASE) IN             278,640      737,708     71,771    2,776,732    (11,068)   (3,738)    68,723   (116,211)
NET ASSETS

NET ASSETS:
Beginning of year                 737,708            -   5,244,473   2,467,741     11,068     14,806   234,612     350,823

                               ----------- ----------------------- ------------ ---------- -------------------- -----------

End of year                    $ 1,016,348 $   737,708 $ 5,316,244 $ 5,244,473  $       -  $  11,068 $ 303,335  $  234,612

                               =========== ======================= ============ ========== ==================== ===========


                                               (1) The Investment Division
                                               ceased operations on March 31,
                                               2000 (2) The Investment Division
                                               ceased operations on March 10,
                                               2000
See notes to financial statements              (3) The Investment Division commenced operations
                                               on March 01, 2000
                                               (4) The Investment Division ceased operations
                                               on March 24, 2000
                                               (5) The Investment Division ceased operations
                                               on March 31, 2000
                                               (6) Fund Transfer Effective September 25, 2000. The underlying fund transferred from Van Kampen
                                                      American Capital L.I.T-
                                               Morgan Stanley Real Estate to
                                               Universal Institutional fund US
                                               Real Estate (7) Fund Transfer
                                               Effective September 25, 2000. The
                                               underlying fund transferred from
                                               Van Kampen
                                                      American Capital L.I.T- Morgan Stanley Real Estate to Universal    (Continued)
                                               Institutional fund US Real Estate


VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------


                                               Prudential Series      Safeco RST Equity        Safeco RST           Schwab Market
                                                  Fund Equity          Portfolio Fund       Growth Portfolio        Track Growth
                                                   Portfolio                                      Fund            Portfolio II Fund
                                              Investment Division    Investment Division       Investment        Investment Division
                                                                                                Division

                                              -------------------- ---------------------- -------------------- ---------------------


                                               2000       1999        2000       1999        2000      1999       2000       1999
                                               -----      -----       -----      -----       -----     -----      -----      ----

FROM OPERATIONS:
Net investment income (loss)                $  25,828  $        -  $ (2,216)  $   50,611  $  18,251  $  (385)  $   7,107 $    39,416
Net realized gain (loss) on investments         (404)           -    (18,637)    121,904    (2,900)   (1,158)     25,134      17,208
Net change in unrealized appreciation
(depreciation)
on investments                                (27,573)          -    (105,192)  (85,448)    (60,204)   20,855    (75,825)     46,174

                                            ---------- ----------- ---------- ----------- ---------- --------- ---------------------




Increase (decrease) in net asset              (2,149)           -    (126,045)    87,067    (44,853)   19,312    (43,584)    102,798
resulting from operations

                                            ---------- ----------- ---------- ----------- ---------- --------- ---------------------


FROM UNIT TRANSACTIONS ( by category):
Purchase payments                                   -           -     21,680      53,313     45,974        80     18,846       4,902

Redemptions                                      (10)           -    (43,222)   (16,064)    (1,619)     (752)    (4,693)       (772)

Net transfers                                 180,683           -    (287,122)  (92,504)    (39,214)  204,488    165,968    (66,149)

                                            ---------- ----------- ---------- ----------- ---------- --------- ---------------------



Increase (decrease) in net assets             180,673           -    (308,664)  (55,255)      5,141   203,816    180,121    (62,019)
resulting from unit transactions

                                            ---------- ----------- ---------- ----------- ---------- --------- ---------------------


INCREASE (DECREASE) IN NET ASSETS             178,524           -    (434,709)    31,812    (39,712)  223,128    136,537      40,779

NET ASSETS:
Beginning of year                                   -           -    1,167,782  1,135,970   223,128         -    638,068     597,289

                                            ---------- ----------- ---------- ----------- ---------- --------- ---------------------

End of year                                 $ 178,524  $        -  $ 733,073  $ 1,167,782 $ 183,416  $223,128  $ 774,605 $   638,068

                                            ========== =========== ========== =========== ========== ========= =====================


                                            (1) The Investment Division ceased operations
                                on March 31, 2000
                                            (2) The Investment Division ceased operations
                                on March 10, 2000
                                            (3) The Investment Division commenced operations on
                                 March 01, 2000
See notes to financial statements           (4) The Investment Division ceased operations
                                            on March 24, 2000
                                            (5) The Investment Division ceased operations
                                on March 31, 2000
                                            (6) Fund Transfer Effective September 25, 2000. The underlying fund transferred from Van Kampen
                                                   American Capital L.I.T-
                                            Morgan Stanley Real Estate to
                                            Universal Institutional fund US Real
                                            Estate (7) Fund Transfer Effective
                                            September 25, 2000. The underlying
                                            fund transferred from Van Kampen
                                                   American Capital L.I.T- Morgan Stanley Real Estate to Universal     (Continued)
                                            Institutional fund US Real Estate


VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-----------------------------------------------------------------------------------------------------------------------------


                                  Schwab Money Market      Schwab S & P 500        Scudder Capital        Scudder Growth &
                                    Portfolio Fund          Portfolio Fund          Growth Fund A          Income Fund A
                                  Investment Division     Investment Division    Investment Division    Investment Division

                                 ---------------------- ----------------------- --------------------- -----------------------


                                   2000        1999        2000        1999       2000       1999        2000       1999
                                   -----       -----       -----       -----      -----      -----       -----      ----

FROM OPERATIONS:
Net investment income (loss)   $   300,313  $  163,146  $   17,857  $    2,596  $ 11,975  $    (412)  $   1,389  $      (35)
Net realized gain (loss) on              -           -     482,375     381,532    10,292       3,855       (48)        (230)
investments
Net change in unrealized
appreciation
(depreciation)
on investments                           -           -   (1,033,411)   372,141   (41,789)     17,611    (3,845)        (371)

                               ------------ ----------- ----------- ----------- --------- ----------- ---------- ------------




Increase (decrease) in net        300,313     163,146   (533,179)     756,269   (19,522)     21,054    (2,504)        (636)
asset
resulting from operations

                               ------------ ----------- ----------- ----------- --------- ----------- ---------- ------------


FROM UNIT TRANSACTIONS
( by category):
Purchase payments                10,202,419  8,532,178     141,773      95,527    11,074      20,621        180           --

Redemptions                      (684,909)   (550,883)   (145,468)    (65,853)      (15)           -          -            -

Net transfers                    (4,902,392) (6,188,644) (182,811)     708,778    66,185      61,759     87,648        8,722

                               ------------ ----------- ----------- ----------- --------- ----------- ---------- ------------



Increase (decrease) in           4,615,118   1,792,651   (186,506)     738,452    77,244      82,380     87,828        8,722
net assets
resulting from unit
transactions

                               ------------ ----------- ----------- ----------- --------- ----------- ---------- ------------


INCREASE (DECREASE) IN          4,915,431   1,955,797   (719,685)   1,494,721    57,722     103,434     85,324        8,086
NET ASSETS

NET ASSETS:
Beginning of year                4,536,816   2,581,019   4,758,732   3,264,011   103,434           -      8,086            -

                                                        -----------
                               ------------ -----------             ----------- --------- ----------- ---------- ------------

End of year                    $ 9,452,247  $4,536,816  $4,039,047  $4,758,732  $161,156  $  103,434  $  93,410  $     8,086

                               ============ ======================= =========== ========= =========== ========== ============


                                            (1) The Investment Division ceased operations
                                on March 31, 2000
                                            (2) The Investment Division ceased operations
                                on March 10, 2000
                                            (3) The Investment Division commenced operations
                                on March 01, 2000
See notes to financial statements           (4) The Investment Division ceased operations
                                            on March 24, 2000
                                            (5) The Investment Division ceased operations
                                on March 31, 2000
                                            (6) Fund Transfer Effective September 25, 2000. The underlying fund transferred from Van Kampen
                                                   American Capital L.I.T-
                                            Morgan Stanley Real Estate to
                                            Universal Institutional fund US Real
                                            Estate (7) Fund Transfer Effective
                                            September 25, 2000. The underlying
                                            fund transferred from Van Kampen
                                                   American Capital L.I.T- Morgan Stanley Real Estate to                (Continued)
                                            Universal Institutional fund US Real Estate

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-----------------------------------------------------------------------------------------------------------------------------------


                                               SteinRoe Special     Strong Discovery     Strong VF Schafer      Universal Inst Fd
                                                 Venture Fund            Fund II             Value Fund          US Real Estate
                                                                                                                    Portfolio
                                                  Investment           Investment            Investment        Investment Division
                                                   Division             Division              Division

                                              ------------------- -------------------- --------------------- ----------------------


                                               2000      1999        2000      1999       2000      1999        2000       1999
                                               -----     -----       -----     -----      -----     -----       -----      ----
                                                                      (5)                                        (6)
FROM OPERATIONS:
Net investment income (loss)                $    (99)  $   (758)  $    (73)  $ 28,222  $     283  $   3,008  $   3,328 $         -
Net realized gain (loss) on investments        41,424   (53,464)     13,519   (40,058)   (8,399)    (3,352)      1,854           -
Net change in unrealized appreciation
(depreciation)
on investments                                (19,485)    71,731    (6,787)   (1,202)      7,005    (8,252)      2,912           -

                                            ---------- ---------- ---------- --------- ---------- ---------- ----------------------




Increase (decrease) in net asset               21,840     17,509      6,659   (13,038)   (1,111)    (8,596)      8,094           -
resulting from operations

                                            ---------- ---------- ---------- --------- ---------- ---------- ----------------------


FROM UNIT TRANSACTIONS ( by category):
Purchase payments                                   -      3,676          -     2,228        465        200          -           -

Redemptions                                         -    (6,399)       (44)      (73)      (341)    (2,900)        (4)           -

Net transfers                                 (86,410)  (185,811)   (63,293)  (164,385)  170,463     94,833    172,982           -

                                            ---------- ---------- ---------- --------- ---------- ---------- ----------------------



Increase (decrease) in net assets             (86,410)  (188,534)   (63,337)  (162,230)  170,587     92,133    172,978           -
resulting from unit transactions

                                            ---------- ---------- ---------- --------- ---------- ---------- ----------------------


INCREASE (DECREASE) IN NET ASSETS             (64,570)  (171,025)   (56,678)  (175,268)  169,476     83,537    181,072           -

NET ASSETS:
Beginning of year                              64,570    235,595     56,678   231,946     83,537          -          -           -

                                            ---------- ---------- ---------- --------- ---------- ---------- ----------------------

End of year                                 $       -  $  64,570  $       -  $ 56,678  $ 253,013  $  83,537  $ 181,072 $         -

                                            ========== ========== ========== ========= ========== ========== ======================


                                            (1) The Investment Division ceased operations on
                                 March 31, 2000
                                            (2) The Investment Division ceased operations on
                                 March 10, 2000
                                            (3) The Investment Division commenced operations on
                                 March 01, 2000
See notes to financial statements           (4) The Investment Division ceased operations on
                                            March 24, 2000
                                            (5) The Investment Division ceased operations on
                                 March 31, 2000
                                            (6) Fund Transfer Effective September 25, 2000. The underlying fund transferred from Van Kampen
                                                   American Capital L.I.T-
                                            Morgan Stanley Real Estate to
                                            Universal Institutional fund US Real
                                            Estate (7) Fund Transfer Effective
                                            September 25, 2000. The underlying
                                            fund transferred from Van Kampen
                                                   American Capital L.I.T- Morgan Stanley Real Estate to Universal       (Continued)
                                            Institutional fund US Real Estate

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------


                                                                     Van Kampen American
                                                                      Capital L.I.T. -
                                                Van Eck Worldwide    Morgan Stanley Real
                                                Hard Assets Fund      Estate Securities   Total Variable Annuity
                                                                       Portfolio Fund               - 1
                                              Investment Division   Investment Division       Series Account

                                              -------------------- --------------------- -------------------------


                                               2000       1999       2000       1999        2000         1999
                                               -----      -----      -----      -----       -----        ----
                                                                      (7)
FROM OPERATIONS:
Net investment income (loss)                $      97 $         8  $   4,969 $    3,502  $ 2,161,663  $   926,576
Net realized gain (loss) on investments          (75)       (697)      3,068        130    3,070,361    1,890,741
Net change in unrealized appreciation
(depreciation)
on investments                                  (619)       3,966      1,699    (1,522)   (10,105,606)  4,823,936

                                            ---------------------- --------------------- ------------ ------------



Increase (decrease) in net asset                (597)       3,277      9,736      2,110   (4,873,582)   7,641,253
resulting from operations

                                            ---------------------- --------------------- ------------ ------------


FROM UNIT TRANSACTIONS ( by category):
Purchase payments                                   -           -        300        732   11,189,220    9,389,262

Redemption                                          -           -       (34)   (14,287)   (2,588,561)   (959,866)

Net transfers                                 (9,509)     (1,592)   (61,750)     19,342      516,482     (25,484)

                                            ---------------------- --------------------- ------------ ------------



Increase (decrease) in net assets             (9,509)     (1,592)   (61,484)      5,787    9,117,141    8,403,912
resulting from unit transactions

                                            ---------------------- --------------------- ------------ ------------


INCREASE (DECREASE) IN NET ASSETS             (10,106)      1,685   (51,748)      7,897    4,243,559   16,045,165

NET ASSETS:
Beginning of year                              10,106       8,421     51,748     43,851   39,864,897   23,819,732

                                            ---------------------- --------------------- ------------ ------------

End of year                                 $       - $    10,106  $       - $   51,748  $44,108,456  $39,864,897

                                            ====================== ===================== ============ ============


                                            (1) The Investment Division ceased operations on March
                                            31, 2000
                                            (2) The Investment Division ceased operations on March
                                            10, 2000
                                            (3) The Investment Division commenced operations on
                                 March 01, 2000
See notes to financial statements           (4) The Investment Division ceased operations on March
                                            24, 2000
                                            (5) The Investment Division ceased operations on March
                                            31, 2000
                                            (6) Fund Transfer Effective September 25, 2000. The underlying fund transferred from Van
                                            Kampen
                                                   American Capital L.I.T-
                                            Morgan Stanley Real Estate to
                                            Universal Institutional fund US Real
                                            Estate (7) Fund Transfer Effective
                                            September 25, 2000. The underlying
                                            fund transferred from Van Kampen
                                                 American Capital L.I.T- Morgan Stanley Real Estate to Universal Institutional fund
                                 US Real Estate
                                                                                                                        (Continued)



VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999

--------------------------------------------------------------------------------


1.   HISTORY OF THE SERIES ACCOUNT

     The Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of First Great-West Life & Annuity Insurance Company (the Company) established under New York law. The Series Account commenced operations on January 15, 1997. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.   significant accountING policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security ___ Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds, which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

3.   CHARGES UNDER THE CONTRACT

     Contract Maintenance Charge - On the last day of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $25.

     Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of .85%. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

     Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company



4.  SELECTED DATA

                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                         Alger        Alger     American                                                    Berger IPT    Dreyfus
                        American    American   Century VP   American     Bankers     Bankers                  Small         VIF
                         Growth     Small-Cap    Capital   Century VP  Trust EAFE     Trust       Baron      Company      Capital
                       Portfolio    Portfolio  AppreciationInternational Equity     Small Cap    Capital   Growth Fund  Appreciation
                                                                       Index Fund  Index Fund  Asset Fund                  Fund

                      --------------------------------------------------------------------------------------------------------------


Date Commenced          5/15/97      5/15/97     5/15/97     5/15/97     5/3/99      5/3/99      5/3/99      5/15/97      5/3/99
Operations

                      --------------------------------------------------------------------------------------------------------------


2000
 Beginning Unit             $22.15      $19.45      $16.93      $19.93      $12.00      $11.65      $11.43       $24.65      $10.24
Value

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value          $18.72           -           -      $16.44       $9.92      $11.10      $11.04       $22.84      $10.09

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        230,385.67                           51,923.61    6,608.86    4,257.22   56,176.32   105,426.12   47,486.12
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)         $4,312           -           -        $853         $66         $47        $620       $2,408        $479

                      ==============================================================================================================


1999
 Beginning Unit             $16.70      $13.68      $10.38      $12.25      $10.00      $10.00      $10.00       $12.99      $10.00
Value

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value          $22.15      $19.45      $16.93      $19.93      $12.00      $11.65      $11.43       $24.65      $10.24

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        230,184.38   18,224.97    4,280.50   38,390.73      202.32    2,509.50   31,570.23    83,554.33   36,666.42
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)         $5,098        $355         $72        $765          $2         $29        $361       $2,060        $376

                      ==============================================================================================================


1998
 Beginning Unit             $11.37      $11.94      $10.70      $10.40                                           $12.86
Value

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value          $16.70      $13.68      $10.38      $12.25                                           $12.99

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units        157,992.77   19,678.27    3,373.44   14,930.27                                        38,814.23
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)         $2,639        $269         $35        $183                                             $504

                      ==============================================================================================================


1997
 Beginning Unit             $10.00      $10.00      $10.00      $10.00                                           $10.00
Value

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value          $11.37      $11.94      $10.70      $10.40                                           $12.86

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units         31,803.04    8,711.21           -    4,712.98                                        17,749.02
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)           $362        $104           -         $49                                             $228

                      ==============================================================================================================



                                                                                                                        (Continued)






4.  SELECTED DATA



                                                Federated                            INVESCO                               Janus
                      Dreyfus VIF   Federated   Fund for                 INVESCO       VIF       INVESCO   INVESCO VIF     Aspen
                        Growth &    American      U.S.      Federated   VIF High   Industrial      VIF        Total     Aggressive
                      Income Fund    Leaders   Government    Utility      Yield      Income    Technology     Return      Growth
                                     Fund II   Securities    Fund II    Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                       II

                      --------------------------------------------------------------------------------------------------------------


Date Commenced           5/3/99      5/15/97     5/15/97     5/15/97     5/15/97     5/15/97     3/1/00      5/15/97      5/15/97
Operations

                      --------------------------------------------------------------------------------------------------------------


2000
 Beginning Unit             $10.71      $14.39      $11.19      $13.72      $12.10      $15.20      $10.00       $11.64      $35.99
Value

                      ==============================================================================================================

 Ending Unit Value          $10.22      $14.61      $12.32      $12.39      $10.60      $15.81       $5.60            -           -

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units         50,895.10   92,552.74   92,646.72    5,362.04   93,427.03  140,327.10  234,077.12            -           -
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)           $520      $1,352      $1,141         $66        $990      $2,218      $1,310            -           -

                      ==============================================================================================================


1999
 Beginning Unit             $10.00      $13.60      $11.36      $13.61      $11.18      $13.35                   $12.15      $16.10
Value

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value          $10.71      $14.39      $11.19      $13.72      $12.10      $15.20                   $11.64      $35.99

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units         29,116.61  123,305.45   66,641.48    3,821.33  146,273.87  136,557.41                13,690.83   21,406.15
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)           $312      $1,774        $746         $52      $1,770      $2,076                     $159        $770

                      ==============================================================================================================


1998
 Beginning Unit                         $11.66      $10.64      $12.05      $11.11      $11.68                   $11.19      $12.10
Value

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value                      $13.60      $11.36      $13.61      $11.18      $13.35                   $12.15      $16.10

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units                    120,058.09   88,762.96   20,842.24  118,241.11  127,823.11                48,269.37   31,869.72
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)                     $1,633      $1,008        $284      $1,321      $1,707                     $586        $513

                      ==============================================================================================================


1997
 Beginning Unit                         $10.00      $10.00      $10.00      $10.00      $10.00                   $10.00      $10.00
Value

                      ==============================================================================================================
                      ==============================================================================================================

 Ending Unit Value                      $11.66      $10.64      $12.05      $11.11      $11.68                   $11.19      $12.10

                      ==============================================================================================================
                      ==============================================================================================================

 Number of Units                     67,881.72   32,658.92      309.83   58,930.91   66,563.10                14,507.11    9,781.52
Outstanding

                      ==============================================================================================================
                      ==============================================================================================================

 Net Assets (000's)                       $792        $347          $4        $655        $777                     $162        $118

                      ==============================================================================================================



                                                                                                                        (Continued)




4.  SELECTED DATA



                                             Janus     Janus Aspen                               Montgomery
                Janus Aspen  Janus Aspen  Aspen      Worldwide     Lexington    Montgomery     Variable
                  Flexible      Growth    InternationalGrowth      Emerging      Variable      Series:     Prudential    Safeco RST
                   Income     Portfolio   Growth     Portfolio   Markets Fund     Series:    International   Equity        Equity
                 Portfolio                Portfolio                             Growth Fund   Small-Cap     Portfolio    Portfolio
                                                                                                 Fund

                --------------------------------------------------------------------------------------------------------------------


Date Commenced     5/3/99      5/15/97     5/3/99     5/15/97       5/15/97       5/15/97      5/15/97       5/3/99       5/15/97
Operations

                --------------------------------------------------------------------------------------------------------------------


2000
 Beginning Unit        $9.96       $21.55    $17.04       $22.37        $12.97        $14.31        $8.79         $9.85       $15.02
Value

                ====================================================================================================================
                ====================================================================================================================

 Ending Unit          $10.49       $18.26    $14.21       $18.71             -        $12.90            -        $10.05       $13.29
Value

                ====================================================================================================================
                ====================================================================================================================

 Number of Units   36,445.03   255,119.79 71,548.09   284,203.51                   23,508.91                  17,766.53    55,168.29
Outstanding

                ====================================================================================================================
                ====================================================================================================================

 Net Assets             $382       $4,657    $1,016       $5,316             -          $303            -          $179         $733
(000's)

                ====================================================================================================================


1999
 Beginning Unit       $10.00       $15.09    $10.00       $13.72         $5.73        $11.95        $8.51        $10.00       $13.86
Value

                ====================================================================================================================
                ====================================================================================================================

 Ending Unit           $9.96       $21.55    $17.04       $22.37        $12.97        $14.31        $8.79         $9.85       $15.02
Value

                ====================================================================================================================
                ====================================================================================================================

 Number of Units    8,047.56   235,562.17 43,282.60   234,428.34        853.03     16,395.18            -             -    77,731.57
Outstanding

                ====================================================================================================================
                ====================================================================================================================

 Net Assets              $80       $5,076      $738       $5,244           $11          $235            -             -       $1,168
(000's)

                ====================================================================================================================


1998
 Beginning Unit                    $11.22                 $10.73         $8.06        $11.71        $8.80                     $11.19
Value

                ====================================================================================================================
                ====================================================================================================================

 Ending Unit                       $15.09                 $13.72         $5.73        $11.95        $8.51                     $13.86
Value

                ====================================================================================================================
                ====================================================================================================================

 Number of Units               146,172.46             179,884.07      2,582.22     29,364.46            -                  81,951.27
Outstanding

                ====================================================================================================================
                ====================================================================================================================

 Net Assets                        $2,206                 $2,468           $15          $351            -                     $1,136
(000's)

                ====================================================================================================================


1997
 Beginning Unit                    $10.00                 $10.00        $10.00        $10.00       $10.00                     $10.00
Value

                ====================================================================================================================
                ====================================================================================================================

 Ending Unit                       $11.22                 $10.73         $8.06        $11.71        $8.80                     $11.19
Value

                ====================================================================================================================
                ====================================================================================================================

 Number of Units                42,289.81              87,156.01      4,677.90     20,245.76       257.15                  33,470.59
Outstanding

                ====================================================================================================================
                ====================================================================================================================

 Net Assets                          $474                   $935           $38          $237           $2                       $375
(000's)

                ====================================================================================================================



                                                                                                                         (Continued)



4.  SELECTED DATA


                                    Schwab                                             Scudder
                   Safeco RST     Market       Schwab                                Growth &                   Strong   Strong VF
                     Growth       Track        Money      Schwab S&P    Scudder    Income Fund    SteinRoe    Discovery   Schafer
                   Portfolio      Growth       Market        500        Capital         A         Special      Fund II   Value Fund
                               Portfolio II  Portfolio    Portfolio   Growth Fund               Venture Fund
                                                                             A

                  ------------------------------------------------------------------------------------------------------------------


Date Commenced       5/3/99      5/15/97      5/15/97      5/15/97       5/3/99       5/3/99      5/15/97      5/15/97     5/3/99
Operations

                  ------------------------------------------------------------------------------------------------------------------


2000
 Beginning Unit      $11.44       $15.18       $11.11       $17.57       $12.64        $9.36       $13.32       $12.53      $8.64
Value

                  ==================================================================================================================
                  ==================================================================================================================

 Ending Unit Value      $10.64       $14.33       $11.67       $15.79       $11.30        $9.09       $12.50         -      $9.24

                  ==================================================================================================================
                  ==================================================================================================================

 Number of Units     17,233.77    54,059.24   810,042.39   255,805.01    14,267.11    10,277.28            -               27,382.21
Outstanding

                  ==================================================================================================================
                  ==================================================================================================================

 Net Assets               $183         $775       $9,452       $4,039         $161          $93            -         -       $253
(000's)

                  ==================================================================================================================


1999
 Beginning Unit         $10.00       $12.80       $10.69       $14.71       $10.00       $10.00        $9.07       $12.03     $10.00
Value

                  ==================================================================================================================
                  ==================================================================================================================

 Ending Unit Value      $11.44       $15.18       $11.11       $17.57       $12.64        $9.36       $13.32       $12.53      $8.64

                  ==================================================================================================================
                  ==================================================================================================================

 Number of Units     19,507.00    42,025.42   408,367.17   270,917.40     8,180.65       863.61     4,846.07     4,522.06   9,666.14
Outstanding

                  ==================================================================================================================
                  ==================================================================================================================

 Net Assets               $223         $638       $4,537       $4,759         $103           $8          $65          $57        $84
(000's)

                  ==================================================================================================================


1998
 Beginning Unit                      $11.42       $10.27       $11.58                                 $11.07       $11.31
Value

                  ==================================================================================================================
                  ==================================================================================================================

 Ending Unit Value                   $12.80       $10.69       $14.71                                  $9.07       $12.03

                  ==================================================================================================================
                  ==================================================================================================================

 Number of Units                  46,662.83   241,333.04   221,962.56                              25,964.83    19,282.66
Outstanding

                  ==================================================================================================================
                  ==================================================================================================================

 Net Assets                            $597       $2,581       $3,264                                   $236         $232
(000's)

                  ==================================================================================================================


1997
 Beginning Unit                      $10.00       $10.00       $10.00                                 $10.00       $10.00
Value

                  ==================================================================================================================
                  ==================================================================================================================

 Ending Unit Value                   $11.42       $10.27       $11.58                                 $11.07       $11.31

                  ==================================================================================================================
                  ==================================================================================================================

 Number of Units                  17,849.53   168,197.49    73,884.33                              27,112.37    24,541.58
Outstanding

                  ==================================================================================================================
                  ==================================================================================================================

 Net Assets                            $204       $1,727         $856                                   $300         $278
(000's)

                  ==================================================================================================================



                                                                                                                       (Continued)



4.  SELECTED DATA




                  Van Eck Worldwide Van Kampen American Capital
                              Hard Assets Fund   L.I.T. - Morgan Stanley Real
                                                 Estate Securities Portfolio/
                                                   Universal Ins Fd US Real
                                                       Estate Portfolio

                             --------------------------------------------------


Date Commenced Operations         5/15/97                  9/17/97

                             --------------------------------------------------


2000
 Beginning Unit Value                     $8.17                          $8.94

                             ==================================================
                             ==================================================

 Ending Unit Value                            -                         $11.22

                             ==================================================
                             ==================================================

 Number of Units                                                     16,089.06
Outstanding

                             ==================================================

 Net Assets (000's)                           -                           $180

                             ==================================================


1999
 Beginning Unit Value                     $6.81                          $9.33

                             ==================================================
                             ==================================================

 Ending Unit Value                        $8.17                          $8.94

                             ==================================================
                             ==================================================

 Number of Units                       1,236.82                       5,789.35
Outstanding

                             ==================================================

 Net Assets (000's)                         $10                            $52

                             ==================================================


1998
 Beginning Unit Value                     $9.94                         $10.56

                             ==================================================
                             ==================================================

 Ending Unit Value                        $6.81                          $9.33

                             ==================================================
                             ==================================================

 Number of Units                       1,236.82                       4,699.89
Outstanding

                             ==================================================

 Net Assets (000's)                          $8                            $44

                             ==================================================


1997
 Beginning Unit Value                    $10.00                         $10.00

                             ==================================================
                             ==================================================

 Ending Unit Value                        $9.94                         $10.56

                             ==================================================
                             ==================================================

 Number of Units                       1,195.62                         273.65
Outstanding

                             ==================================================
                             ==================================================

 Net Assets (000's)                         $12                             $3

                             ==================================================
                             ==================================================



                                                                     (Concluded)







=======================================================================

                                    41
===========================================================================

===========================================================================








                                                          PART C
                                                     OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements


         The financial statements for First Great-West Life & Annuity Insurance Company for the years ended December 31, 2000,1999 and 1998 are included in the prospectus. The financial statements for Variable Annuity-1 Series Account for the years ended December 31, 2000 and 1999 are included in the Statement of Additional Information.


         (b)      Exhibits


                  (1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Registration Statement


                  (2)  Not applicable.

                  (3) Copy of distribution contract between Depositor and Principal Underwriter is incorporated by reference to Registrant's Registration Statement.

               (4) Copy of the form of the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.

                  (5) Copy of the form of application to be used with the variable annuity contract provided pursuant to (4) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.

                  (6) Copy of Articles of Incorporation is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement and Bylaws of Depositor are incorporated by reference to Registrant's Registration Statement.

                  (7)  Not applicable.

               (8)  Copies of participation agreements with underlying funds are
                    incorporated  by  reference  to  Registrant's   Registration
                    Statement

               (9)  Opinion   of  counsel   and   consent  of  W.  Kay  Adam  is
                    incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement


               (10)(a) Written Consent of Jorden Burt LLP is attached as Exhibit
                    10(a).


(b)      Written Consent of Deloitte & Touche LLP is attached as Exhibit 10(b).

                  (11)  Not Applicable.

                  (12)  Not Applicable.

                  (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Registration Statement.

Item 25. Directors and Officers of the Depositor
                                           Position and
Offices
Name                                Principal Business Address with
Depositor
----                                --------------------------
-------------------

Marcia D. Alazraki                  1675 Broadway, Suite 2700
Director                            New York City, New York  10019

James Balog                         2205 North Southwinds Boulevard
Director
                                    Vero Beach, Florida  39263

James W. Burns, O.C.                        (4)
Director


Orest T. Dackow                             (1)
Director


Paul Desmarais, Jr.                         (4)
Director

Robert Gratton                              (5)
Chairman


Stuart Z. Katz                      One New York Plaza
Director
                                    New York City, New York  10004


William T. McCallum                         (1)
Chairman, President and


Chief Executive Officer

Brian E. Walsh                      Veritas Capital Management, LLC
Director
                                    115 East Putnam Avenue
                                    Greenwich, Connecticut  06830





Mitchell T.G. Graye                         (1)
Executive Vice President.


Chief Financial Officer


James D. Motz                               (2)
Executive Vice President,

Employee Benefits


Douglas L. Wooden                   (1)
Director,
Executive Vice
President,        Financial
Services

John A. Brown                               (1)
Senior Vice President,

BenefitsCorp     Healthcare
Markets

Mark S. Hollen                              (1)
Senior   Vice    President,

Financial Services


D. Craig Lennox                             (3)
Senior Vice President,


General Counsel and

Secretary


Steve H. Miller                             (2)
Senior   Vice    President,
Employee

Benefits Sales


Charles P. Nelson                           (1)
President,
BenefitsCorp


Martin L. Rosenbaum                         (2)
Senior Vice President,

Employee           Benefits
Operations


Gregory E. Seller                           (1)
Senior Vice President,

BenefitsCorp Government

Markets


Robert K. Shaw                              (1)
Senior Vice President,

Individual Markets


George D. Webb                              (1)
Senior   Vice    President,

Public/Non-Profit

Operations

Jay W. Wright                               (2 )
Senior   Vice    president,
Employee

Benefits

(1)  8515 East Orchard Road, Greenwood Village, Colorado 80111.
(2)  8505 East Orchard Road, Greenwood Village, Colorado  80111.
(3)  8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)  Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada.
(5)  Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada.


Item 26. Persons controlled by or under common control with the Depositor or Registrant

------------------------------------------------------------------------------

         See page C-3.

Item 27. Number of Contractowners


         As of March 31, 2001, there were 527 Contractowners, 525 were in non-qualified accounts and 2 in IRAs.

                                                        ORGANIZATIONAL CHART


Item 26. Persons controlled by or under common control with the Depositor or Registrant

------------------------------------------------------------------------------

         (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
         67.4%  - Power Financial Corporation (Canada) - Holding Company
           80.2%  - Great-West Lifeco Inc. (Canada) - Holding Company
            100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company 100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                      100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
            100.0% - Great-West Life & Annuity Capital I (Delaware) - Business Trust
        100.0% - Great-West Life & Annuity Insurance Company (of which Variable Annuity - 1 Series
                           Account is a separate account) (Colorado) - Life and Health Insurance Company 100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and Health Insurance Company 100.0% - Advised Assets Group, Inc. (Colorado) - Investment Adviser 100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                       100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                      100.0% - BenefitsCorp, Inc. (Delaware) - Insurance Agency 100.0% - BenefitsCorp Equities, Inc. (Delaware) -
Securities Broker/Dealer
               100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware)
- Third Party Administrator
                        100.0% - NPC Securities, Inc. (California) - Securities Broker/Dealer
                               100.0%  - NPC Administrative Services Corporation
(California) - Third Party Administrator
                          100.0%  - Deferred Comp of Michigan, Inc. (Michigan) -
Third Party Administrator
                        00.0% - National Plan Coordinators of Washington, Inc. (Washington) - Third
                                    Party Administrator
                              100.0%  - National Plan Coordinators of Ohio, Inc.
(Ohio) - Third Party
                                  Administrator
                                 100.0%  - Renco, Inc. (Delaware) - Third Party
Administrator
                            100.0%  - NPC Advisers, Inc. (Delaware) - Investment
Adviser
                                 100.0%  - P.C. Enrollment Services & Insurance
Brokerage, Inc. (Massachusetts)
                                    - Insurance Agency
                100.0%  - One Benefits Corporation (Colorado) - Holding Company
                    100.0% - One Health Plan of Alaska, Inc. (Alaska) - Preferred Provider
Organization
                          100.0%  - One Health Plan of Arizona, Inc. (Arizona) -
Health Maintenance
Organization
                            100.0%  - One of Arizona, Inc. (Arizona) - Preferred
Provider Organization
                                 100.0%  - One Health Plan of California, Inc.
(California) - Health
Maintenance Organization
                        100.0% - One Health Plan of Colorado, Inc. (Colorado) - Health Maintenance
Organization
                         100.0%  - One Health Plan of Florida, Inc. (Florida) -
Health Maintenance
Organization
                          100.0%  - One Health Plan of Georgia, Inc. (Georgia) -
Health Maintenance
Organization
                        100.0% - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance
Organization
                          100.0%  - One Health Plan of Indiana, Inc. (Indiana) -
Health Maintenance
Organization
                            100.0%  - One Health Plan of Kansas/Missouri, Inc.
(Kansas) - Health
Maintenance Organization
                            100.0%  - One Health Plan of Maine, Inc. (Maine) -
Preferred Provider
Organization
                            100.0%  - One Health Plan of Massachusetts, Inc.
(Massachusetts) -  Health
                            Maintenance Organization
                        100.0% - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider
Organization
                        100.0%  - One Health Plan of Minnesota, Inc. (Minnesota)
- Preferred Provider
Organization
                            100.0%  - One Health Plan of Nevada, Inc. (Nevada) -
Preferred Provider
Organization
                         100.0%  - One Health Plan of New Hampshire, Inc. (New
Hampshire) - Preferred
                            Provider Organization
                            100.0%  - One Health Plan of New Jersey, Inc. (New
Jersey) - Health
Maintenance Organization
                       100.0% - One Health Plan of New York, Inc. (New York) - Preferred Provider
Organization
                        100.0% - One Health Plan of North Carolina, Inc. (North Carolina) - Health
                            Maintenance Organization
                         100.0%  - One Health Plan of Ohio, Inc. (Ohio) - Health
Maintenance
Organization
                            100.0%  - One Health Plan of Oregon, Inc. (Oregon) -
Health Maintenance
Organization
                            100.0%  - One Health Plan of Pennsylvania, Inc.
(Pennsylvania) - Health
                            Maintenance Organization
                        100.0% - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred
                            Provider Organization
                        100.0%  - One Health Plan of Tennessee, Inc. (Tennessee)
- Health Maintenance
Organization
                            100.0%  - One Health Plan of Texas, Inc. (Texas) -
Health Maintenance
Organization
                          100.0%  - One Health Plan, Inc. (Vermont) - Preferred
Provider Organization
                        100.0% - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider
Organization
                            100.0%  - One Health Plan of Washington, Inc.
(Washington) - Health
Maintenance Organization
                        100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin)
- Preferred Provider
Organization
                         100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) -
Preferred Provider
Organization
                            100.0%  - One Orchard Equities, Inc. (Colorado) -
Securities Broker/Dealer
                         100.0%  - Financial Administrative Services Corporation
(Colorado) - Third Party
Administrator
                       100.0% - GWL Properties, Inc. (Colorado) - Real Property Corporation
                   50.0% - Westkin Properties Ltd. (California) - Real Property Corporation
                 100.0% - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                           100.0% - GW Capital Management, LLC (Colorado) - Investment Adviser 100.0% - Orchard Capital Management, LLC (Colorado) - Investment Adviser 100.0% - Greenwood Investments, Inc. (Colorado) - Securities Broker/Dealer
                    86.8%  - Orchard Series Fund (Delaware) - Investment Company
                      100.0%  - Orchard Trust Company (Colorado) - Trust Company

Item 28. Indemnification

                  Provisions exist under the laws of the state of New York and the Bylaws of First GWL&A whereby First GWL&A may indemnify a director, officer, or controlling person of First GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                                  New York Corporate Code

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding ( other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.


(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys' fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.


Section 725. Other provisions affecting indemnification of directors and officers.


(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.


(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

                                                   Bylaws of First GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------

The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, or in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by acts of omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis, and within the same constraints as, described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.




Item 29.     Principal Underwriter

     (a) Charles Schwab & Co., Inc. ("Schwab") is the distributor of securities of the Registrant. Schwab also serves as distributor or principal underwriter for the Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Investments, and Excelsior Venture Partners III LLC.

     (b)  Directors and Officers of Schwab


Name                          Principal Business Address         Position and Offices with
Underwriter
----                          --------------------------
---------------------------------------

Charles R. Schwab                       (1)                       Chairman, Director

David S. Pottruck                       (1)                       President, Chief Executive
Officer, Director

Linnet F. Deily                         (1)                       Vice Chairman - Office of
the President

Steven L. Scheid                        (1)                       Vice Chairman and
President - Schwab Retail
Group, Director

Lon Gorman                                                        (1)  Vice Chairman and
Enterprise President - Schwab
                  Capital Markets

John P. Coghlan                         (1)                       Vice Chairman and
Enterprise President - Schwab
                                                                       Institutional

Dawn G. Lepore                          (1)                       Vice Chairman, Executive
Vice President and Chief
Information Officer

Wayne W. Fieldsa                        (1)                       Executive Vice President -
Brokerage Operations

Gideon Sasson                           (1)                       Enterprise President -
Brokerage Operations

Karen W.  Chang                         (1)                       Enterprise President -
General Investor Services

Susanne D. Lyons                        (1)                       Enterprise President -
Retail Investor Specialized
Services

Carrie Dwyer                            (1)                       Executive Vice President -
Corporate
                                                                  Oversight and Corporate
Secretary

Parkash P. Ahuja                        (1)                       Executive Vice President -
Corporate Services

Geoffrey Penney                         (1)                       Executive Vice President -
Financial Products and
                                                                  International Technology

Bryce R. Lensing                        (1)                       Executive Vice President -
Global Risk Management

Michael S. Knight                       (1)                       Executive Vice President -
Head of Branches

George Rich                             (1)                       Executive Vice President -
Human Resources

John P. McGonigle                       (1)                       Executive Vice President -
Mutual Funds

James M. Hackley                        (1)                       Executive Vice President -
Retail Client Services

Maurisa Sommerfield                     (1)                       Executive Vice President -
Retail Client Services

Walter Bettinger, II                    (1)                       Executive Vice President -
Retirement Plan Services

Jeremiah H. Chafkin                     (1)                       Executive Vice President -
SchwabFunds

Frederick E. Matteson                   (1)                       Executive Vice President -
Schwab Technology
                                                                        Services

Elizabeth Sawi                          (1)                       Executive Vice President
and Chief Administrative
Officer

Christopher V. Dodds                    (1)                       Executive Vice President
and Chief Financial Officer

Daniel O. Leemon                        (1)                       Executive Vice President
and Chief Strategy Officer

Robert H. Rosseau                       (1)                       Executive Vice President
and Enterprise President -
                                                                       International

Jeffrey Lyons                           (1)                       Executive Vice President,
Mutual Funds Relations,
                                                                       Operations and
Marketing

William M. Thomas                       (1)                       Senior Vice President -
Fund Administration

Ron Carter                              (1)                       Senior Vice President -
Mutual Fund Operations

Colleen M. Hummer                       (1)                       Senior Vice President -
Mutual Funds Operations

Michelle M. Swenson                     (1)                       Senior Vice President -
Mutual Funds Marketing and
                                                                       Development

Daniel J. Keller                        (1)                       Senior Vice President -
Mutual Funds Technology

Willie C. Bogan                         (1)                       Vice President and
Assistant Corporate Secretary

R. Scott McMillen                       (1)                       Vice President and
Assistant Corporate Secretary

Jane E. Fry                             (1)                       Assistant Corporate
Secretary

--------------------------------------

(1) 101 Montgomery, San Francisco, California  94104.






             (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and             on Brokerage
Underwriter           Commissions                Redemption
Commissions                 Compensation
-----------  ---------------------              ------------
-----------                 ------------

Schwab                      -0-                               -0-
-0-                       -0-

Item 30.     Location of Accounts and Records


             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.


Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) ______ Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) ______ Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c) ______ Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             (e) _____ First GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by First GWL&A.

                                  Exhibit 10(a)
                       Written Consent of Jorden Burt LLP

                                 April 23, 2001




First Great-West Life & Annuity Insurance Company
125 Wolf Road
Albany, New York 12205

Re:    Variable Annuity-1 Series Account
       Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 File Nos. 333-25289 and 811-08183


Ladies and Gentlemen:

         We have acted as counsel to First Great-West Life & Annuity Insurance Company, a New York corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to our name under the caption "Legal Matters" in the prospectus filed today with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                                     Very truly yours,



                                                     JORDEN BURT LLP

                                  Exhibit 10(b)
                    Written Consent of Deloitte & Touche LLP

INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment No. 6 to Registration Statement No. 333-25289 of Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company of our report dated February 26, 2001 on the financial statements of Variable Annuity - 1 Series Account and our report dated January 29, 2001 on the financial statements of First Great-West Life & Annuity Insurance Company and to the reference to us under the headings of "Condensed Financial Information" and "Experts" in such Prospectus and under the heading "Experts" in the Statement of Additional Information, which is part of such Registration Statement.


DELOITTE & TOUCHE LLP
Denver, Colorado
April 23, 2001



                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this ___th day of April 20, 2001.

                                  VARIABLE ANNUITY-1 SERIES ACCOUNT
                        (Registrant)



                                  By:    /s/ William T. McCallum
                                         ------------------------------
                                         William T. McCallum, President
                                         and Chief Executive Officer of
                                         First Great-West Life &
                                         Annuity Insurance Company


                                  FIRST GREAT-WEST LIFE & ANNUITY
                                  INSURANCE COMPANY
                                   (Depositor)



                                     By:    /s/ William T. McCallum
                                            ------------------------------
                                            William T. McCallum, President
                                            and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with First Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                              Date



/s/Robert Gratton*                                        April 20,2001
------------------------------------
Director and Chairman of the
Board (Robert Gratton)*



/s/William T. McCallum                                    April 20,2001
------------------------------------
Director, President and Chief Executive
Officer (William T. McCallum)

Signature and Title                                              Date




/s/Mitchell T.G. Graye                                         April 20, 2001
----------------------------------------------
Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)



/s/Marcia D. Alazraki*                                         April 20, 2001
---------------------------------------------------
Director, (Marcia D. Alazraki)*



/s/James Balog*                                         April 20, 2001
--------------------------------------------
Director, (James Balog)*



/s/James W. Burns*                                      April 20, 2001
--------------------------------------------
Director, (James W. Burns)*



/s/Paul Desmarais, Jr.*                                   April 20, 2001
--------------------------------------------
Director (Paul Desmarais, Jr.)*



                                                               April 20, 2001
---------------------------------------------------
Director (Orest T. Dackow)



/s/Stuart Z. Katz*                                      April 20, 2001
--------------------------------------------
Director (Stuart Z. Katz)*



/s/Brian E. Walsh*                                      April 20, 2001
--------------------------------------------
Director (Brian E. Walsh)*



*By:    /s/D.C. Lennox                                         April 20, 2001
        -------------------------------------------
        D. C. Lennox
        Attorney-in-fact  pursuant  to  Powers  of  Attorney  filed  with  the
          Registration Statement.